                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   Form 10-K

[ ] ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [FEE REQUIRED] FOR THE FISCAL YEAR ENDED ______________________________________

                 OR

[X] TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [NO FEE REQUIRED] FOR THE TRANSITION PERIOD FROM JUNE 25, 1994 TO DECEMBER 31, 1994

                 COMMISSION FILE NUMBER    1-9143




RODMAN & RENSHAW CAPITAL GROUP, INC.
- - -------------------------------------------------------------
(Exact name of Registrant as specified in its charter)

Delaware                                        36-3111956
- - -------------------------------------------------------------
(State or other jurisdiction            (I.R.S. Employer
of incorporation or organization)       Identification No.)

120 S. LaSalle Street, Chicago Illinois              60603
- - -------------------------------------------------------------
(Address of principal executive offices)        (Zip Code)

Registrant's telephone number, including    (312) 977-7800
area code

Securities registered pursuant to Section 12(b) of the Act:

                                   Name of each Exchange
Title of Each Class                on which Registered
- - ----------------------             -------------------------------
Common Stock, par                  New York Stock Exchange
value $0.09 per share

Securities registered pursuant to Section 12(g)
of the Act:     None

         Indicate by a check mark whether the Registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the Registrant was required to file such reports), and (2) has been subject to such
filing requirements for the past 90 days.    YES [X]      NO [ ]

         Indicate by a check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [ ]

         As of February 28, 1995, 6,645,802 shares of Common Stock, par value $0.09 per share, were outstanding, and the aggregate market value of the shares of Common Stock of the Registrant held by non-affiliates (based upon the closing price of the Registrant's shares on the New York Stock Exchange on February 28, 1995, which was $3.75) was $8,090,235.


                      DOCUMENTS INCORPORATED BY REFERENCE

Definitive Proxy Statement for 1995 Annual Meeting of Stockholders

PART I.

ITEM 1.  BUSINESS

         Rodman & Renshaw Capital Group, Inc. (the "Company") is a holding company which was incorporated in Delaware on November 20, 1980, as the successor, through its subsidiaries, to the business of Rodman & Renshaw, a partnership which commenced operations in Chicago in 1951. Unless the context otherwise requires, the "Company" as used herein shall also include all subsidiaries of Rodman & Renshaw Capital Group, Inc. The Company, through its principal subsidiary, Rodman & Renshaw, Inc. ("Rodman"), is a full-service securities broker-dealer and commodities futures commission merchant with memberships on the New York Stock Exchange ("NYSE") and other principal stock and commodity exchanges. The Company offers a comprehensive range of investor services to meet the needs of individual investors, corporations and other business organizations, tax-exempt entities, financial institutions and fiduciaries, and other securities and commodities dealers.

         Rodman acts as a broker and dealer in the purchase or sale of listed, preferred, and over-the-counter stocks, options, certificates of deposit, mutual funds, taxable and tax-exempt debt instruments, commodities and financial futures. Through the corporate finance, municipal finance, and private placement departments, Rodman provides investment banking advice, underwritings and merger and acquisition consulting, and assists its clients in obtaining funds for leveraged acquisitions, corporate expansion or recapitalization financings, municipality and other tax-exempt entity financings, and real estate private placements.

         Rodman provides financial institutions, fiduciaries and professional investors with selected research. These entities, as well as other securities and commodities dealers, are able to utilize Rodman's trade execution services in equity securities, bonds and commodities. The Company, through its other subsidiaries, provides investment advisory services, acts as general partner for real estate limited partnerships, and acts as general partner and commodity pool operator for commodity limited partnerships.

         On December 22, 1993, the Mexican brokerage firm Abaco Casa de Bolsa, S.A. de C.V., Abaco Grupo Financiero ("Abaco"), acquired 54% of the Company's outstanding shares through a tender offer at a price of $10.50 per share. Abaco is a brokerage subsidiary of Abaco Grupo Financiero, S.A. de C.V. ("Parent"), a multi-faceted financial services holding company based in Monterrey, Mexico. In addition to Abaco, Parent owns a commercial bank, Confia, S.A. Institucion de Banca Multiple, Abaco Grupo Financiero ("Confia, S.A."), leasing company, foreign exchange house, factoring firm and insurance company, all based in Mexico. Parent's shares are traded on the Mexican Stock Exchange. Since the acquisition, a substantially new senior management team has been put in place at the Company. Confia, S.A. and Abaco also have provided the Company with additional funding through a $10,000,000 loan from Confia, S.A. and a $15,000,000 purchase by Abaco of preferred stock from the Company that was converted into a total of 2,068,965 shares of common stock of the Company on January 31, 1995 pursuant to its terms. See Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources and Item 12. Security Ownership of Certain Beneficial Owners and Management.

         On February 24, 1995, the Company acquired for a price of $150,000, 51% of the stock of Advantage Funding Group, Inc. ("Advantage"), an indirect consumer lending and leasing company that originates and acquires non-prime credit vehicle receivables for re-marketing through securitization. The purpose of the investment is to provide a source of product for Rodman's fixed income department.

         On March 28, 1995, Rodman acquired certain of the assets and hired substantially all of the employees of the institutional equities and investment banking departments of Mabon Securities Corp., a New York based securities broker-dealer (the

"Mabon transaction"). Under the agreement, Rodman purchased certain assets for a cost of approximately $300,000, offered positions to certain professionals in those departments and assumed certain liabilities associated with the individuals.

         The Company's executive offices are located at 120 South LaSalle Street, Chicago, Illinois 60603 and its principal telephone number is (312) 977-7800. The Company also has offices in New York, Kansas City, Cleveland, San Francisco, San Diego, Dallas and Boston.

REVENUES BY SOURCE

         In 1994, the Company changed its fiscal year from the year ending on the last Friday in June to a calendar year. The following table sets forth certain information regarding the revenues of the Company by source, for the transition period from June 25, 1994 to December 31, 1994 (the "Transition Period") and for the three most recent fiscal years. See Note 2 to the Consolidated Financial Statements enclosed herein for a discussion of accounting changes in fiscal 1993.



                                                         (in thousands)
                                                         --------------
                                             Transition
                                               Period                   FISCAL YEARS
                                             (6/25/94 -
                                              12/31/94)           1994          1993     1992
                                             ----------          ------        ------   ------
COMMISSIONS
  Commodities                                $ 8,279             $19,833       $26,031  $28,553
  Listed securities                            1,915               6,080         9,386    9,040
  Over-the-counter securities                  1,360               2,446         2,387    2,639
  Options                                        316                 799           914    1,009
                                             -------             -------       -------  -------
     TOTAL COMMISSIONS                        11,870              29,158        38,718   41,241

PRINCIPAL
  Institutional credits:
   Bonds                                       4,494              13,117        17,382   11,709
   Equity and debt underwritings                  80                 644           925      443
   Over-the-counter stocks                     1,101                 575           202      288
                                             -------             -------       -------  -------
                                               5,675              14,336        18,509   12,440
  Retail credits:
   Bonds                                       1,164               3,844         5,586    5,470
   Equity and debt underwritings               1,068               2,724         3,479    2,309
   Over-the-counter stocks                     1,273               2,712         1,388      536
   Mutual funds                                  627               1,811         1,533      995
                                             -------             -------       -------  -------
                                               4,132              11,091        11,986    9,310
                                             -------             -------       -------  -------
     TOTAL CREDITS                             9,807              25,427        30,495   21,750

  Market-making and dealer
  transactions:

   Corporate fixed income and
    government zero coupon bonds              (1,136)                500           408    2,864
   Over-the-counter stocks                       231               1,600         1,211      933
   Other                                      (1,869)               (214)          102       93
                                             -------             -------       -------  -------
     Total market-making and
     dealer transactions                      (2,774)              1,886         1,721    3,890
                                             -------             -------       -------  -------
     TOTAL PRINCIPAL                           7,033              27,313        32,216   25,640

INTEREST
  Market-making;
    securities inventory                       4,975               4,412         5,238    5,692

  Margin accounts                              1,362               2,420         3,452    3,786
  Securities finder service                    1,535               2,381         1,868    1,370
                                             -------             -------       -------  -------
     TOTAL INTEREST                            7,872               9,213        10,558   10,848

FEE INCOME
  Corporate and municipal finance              3,723               7,269         2,410    3,971
  Limited partnerships                            78                  95           415      479
  Advisory services                               75                 234           320      278
                                             -------             -------       -------  -------
     TOTAL FEE INCOME                          3,876               7,598         3,145    4,728

OTHER                                          1,543               4,035         2,672    1,921
                                             -------             -------       -------  -------
     TOTAL REVENUES                          $32,194             $77,317       $87,309  $84,378
                                             =======             =======       =======  =======


COMMISSIONS

     Commissions from securities and commodities brokerage activities represented approximately 37% of the Company's revenue in the Transition Period and 38%, 44% and 49% in the fiscal years ended June 24, 1994, June 25, 1993, and June 26, 1992, respectively. Commissions on commodity brokerage represented approximately 70% of the Company's total commission revenue for the Transition Period and 68%, 67% and 69% in the fiscal years ended June 24, 1994, June 25, 1993, and June 26, 1992.

     Rodman executes customer orders to buy and sell securities and commodity futures contracts. Rodman charges commissions competitive within the industry.

PRINCIPAL TRANSACTIONS

     Rodman acts as principal to effect transactions in the equity, fixed income and over-the-counter markets for institutional and retail customers, as well as for other broker-dealers. Principal transactions, including market making, require the maintenance of inventories of securities for resale. These inventories are valued at market, and accordingly, gains and losses are included in the results of operations. Rodman monitors its inventory aging and turnover and employs various hedging strategies which attempt to mitigate the effects of changing market conditions.

     Institutional and Retail Credits. Rodman acts as principal in executing trades in fixed income securities and in over-the-counter stocks for institutional and individual customers, underwrites equity and debt securities, and sells shares in mutual funds. In connection with these transactions, Rodman receives, in lieu of commissions, credits in the form of mark-ups or mark-downs from the price of the security.

     Rodman employs traders and salespersons in its Boston, Chicago, New York and San Francisco offices to service institutional clients such as insurance companies, banks, state and municipal pension funds and investment advisors.

     Market-making and Dealer Transactions. Rodman employs traders and salespersons to make secondary markets in investment grade corporate fixed
income securities.   Rodman employs over-the-counter traders to make secondary
markets in approximately 140 equity securities. Rodman maintains inventories of over-the-counter stocks to facilitate sales, primarily for institutional and individual customers. Rodman employs taxable and municipal bond traders and salespersons and maintains inventories of taxable and municipal bonds to facilitate transactions with its retail and institutional customers. See Note 7 to the Consolidated Financial Statements for the market value of the Company's long and short securities inventory positions at December 31, 1994.

     The Company does not conduct proprietary trading or invest in commodity futures, forward contracts, commodity options or stock or commodity future indices.

Rodman does utilize commodity futures contracts and other fixed income instruments to hedge its fixed income inventory positions. The extent of hedging utilizing these contracts is insignificant to the Company's financial condition and results of operations. At December 31, 1994, the Company had long and short open futures positions with a net unrealized profit of approximately $115,000. At December 31, 1994, the Company had no short options positions. See Note 17 to the Consolidated Financial Statements.

INTEREST

     Rodman earns interest revenue principally from financing customers purchases of securities, from securities inventories carried for resale to customers, from securities finder services, and from short-term investments.

     Margin Accounts. Interest is charged to customers on the amount loaned to finance margin transactions. Financing of margin purchases is an important source of revenue and profits to Rodman since the interest rate paid by the customer on the funds loaned to them exceeds Rodman's cost of short-term funds. Interest rates charged to customers on such loans range from zero to two and one-half percent over the broker call rate (the rate paid to banks by brokers on loans collateralized by marketable securities) depending upon the average net margin balance in the customer's account and the volume of the customer's transactions.

     Securities Finder Service. Rodman operates a securities finder service which matches the specific needs of broker-dealers that must borrow securities to make deliveries on short sales, or for other reasons, with organizations that have excess securities legally available for lending. Rodman also lends securities itself. In performing this service, Rodman assumes a principal position, recording funds received against securities loaned as liabilities and funds advanced against securities borrowed as assets. Such loans and borrowings are collateralized through initial cash deposits and subsequent deposits made as a result of daily marking-to-market of the underlying securities.

FEE INCOME

     Fee income represented approximately 12% of the Company's total revenue for the Transition Period and is expected to become a more important component of the Company's revenue as a result of the Mabon transaction.

     Investment Banking. Rodman's investment banking division provides financial advice to and raises capital for corporate clients. It also advises clients in connection with mergers and acquisitions. This division arranges public offerings and private placements of equity and debt securities directly with institutional and individual investors. Rodman also provides advice to clients with respect to matters such as acquisitions, financial planning, and corporate recapitalizations.

     Municipal Finance. Rodman acts as a manager or co-manager of negotiated public offerings and private placements of tax-exempt securities issued by state and municipal governments, power agencies, industrial development and pollution control financing authorities, sewer and water authorities and state and local housing authorities.

     Limited Partnerships. Rodman markets limited partnership interests in real estate, commodity pools, and other businesses.

     Advisory Consulting Services. Rodman Advisory Services Inc., a wholly owned subsidiary of the Company, provides investment advisory consulting services to individuals, municipalities and employee benefit plans.

     Other Services. Rodman assists in the design and development of corporate benefit plans. In addition, it acts as a general insurance agent providing insurance consultations and advice and represents a number of insurance companies in the sale of a broad range of insurance products.

MARKET RESEARCH

     Rodman provides investment recommendations and market information to its securities and commodity futures customers. Rodman's research efforts are supplemented by research services purchased from outside consultants.

COMPETITION

     The Company competes for customers on the basis of price, range of services, quality of services, financial resources and reputation. The Company encounters intense competition in all aspects of the securities and commodities business and competes for customers and personnel directly with other securities and commodities firms, a number of which have greater resources and offer a wider range of financial services. In addition, there is increasing competition from other sources, such as commercial banks and insurance companies. Several leading commercial banks have obtained approval from the Federal Reserve Board to enter into various new business activities, such as underwriting securities, and pending legislative proposals would permit all commercial banks to engage in activities similar to the Company's activities. These developments may lead to the creation of a greater number of integrated financial services firms that may be able to compete more effectively than the Company for investment funds by offering a greater range of financial services.

EMPLOYEES

     As of February 28, 1995, the Company employed approximately 494 people, including 84 retail securities representatives, 77 commodities associated persons, and 54 institutional securities sales representatives. It hired approximately 60 people on March 28, 1995 as part of the Mabon transaction. None of the Company's employees are covered by a collective bargaining agreement. During the past year the Company experienced significant turnover in its personnel as a result of the reorganization of some of its businesses. However, the Company considers its relations with its current employees to be good and regards compensation and employee benefits, including medical, life and disability plans, to be competitive with those offered by other comparable firms. Competition for experienced financial services personnel is keen in the securities and commodities industry and, from time to time, the Company may experience losses of valuable personnel.

REGULATION

     Rodman is registered as a broker-dealer with the Securities and Exchange Commission (the "SEC") and in all 50 states and the District of Columbia. Rodman also is registered as a futures commission merchant with the Commodity Futures Trading Commission ("CFTC"). The securities and commodities industry in the United States is subject to extensive regulation under both federal and state laws. The SEC is the federal agency responsible for the administration of the federal securities laws. The CFTC is the federal agency responsible for the administration of federal laws governing commodities transactions. Much of the regulation of broker-dealers and futures commission merchants has been delegated to self-regulatory organizations, principally the National Association of Securities Dealers and national securities and commodities exchanges. The NYSE and the Chicago Mercantile Exchange have been designated by the SEC and the CFTC, respectively, as Rodman's primary regulators. These self-regulatory organizations adopt rules (subject to approval by the SEC and the CFTC) that govern the industry and the conduct of business. Rodman Advisory Services Inc. is registered as an investment adviser with the SEC.

     Broker-dealers and futures commission merchants are subject to regulations that cover all aspects of the securities and commodities business, including sales methods, trade practices, use and safekeeping of customers' funds and securities, capital structure, recordkeeping and the conduct of directors, officers and employees. Under certain circumstances, these regulations could limit the ability of the Company to make withdrawals of capital from Rodman. Additional legislation, changes in rules promulgated by the SEC and CFTC and self-regulatory organizations, or changes in the interpretation or enforcement of existing legislation and rules may directly affect the method of operation and profitability of broker-dealers and futures commission merchants. The SEC, CFTC, self-regulatory organizations, and state securities commissions may conduct audits and administrative proceedings which can result in censure, fine, the issuance of cease-and-desist orders or the suspension or expulsion of a broker-dealer or futures commission merchant, its officers or employees. The principal purpose of regulation and discipline of broker-dealers and futures commission merchants is the protection of customers and the securities and commodities markets, rather than the protection of creditors and stockholders of broker-dealers and futures commission merchants.

     The Company is a member of the Securities Investor Protection Corporation ("SIPC"), which provides, in the event of the liquidation of a broker-dealer, protection for customers' accounts held by the firm of up to $500,000 for each customer, subject to a limitation of $100,000 for claims for cash balances. SIPC is funded through assessments on registered broker-dealers, which may not exceed 1% of a broker-dealer's gross revenues, SIPC assessments currently are .073% of Rodman's gross securities related revenues, as defined. In addition, the Company provides additional protection through a private insurer of up to $9,500,000 for securities in each account (with certain limitations), for a combined coverage of $10,000,000. Additional protection may be purchased by individual customers subject to the limitations of the contract.

NET CAPITAL REQUIREMENTS

     As a registered broker-dealer, Rodman is subject to SEC Rule 15c3-1, the Uniform Net Capital Rule, which is monitored by the NYSE, together with certain additional requirements set forth in the NYSE's Rule 325. The Uniform Net Capital Rule is designed to measure the general financial integrity and liquidity of a broker-dealer and requires that at least a portion of a broker-dealer's assets be kept in relatively liquid form. As a futures commission merchant, Rodman is subject to the net capital requirements of the CFTC and various commodity exchanges. Both SEC and CFTC rules specify minimum net capital levels as discussed below.

     Rodman has elected to compute net capital under the alternative method of calculation permitted by the Uniform Net Capital Rule. The Rule requires that Rodman maintain minimum net capital, as defined, equal to the greater of (i) 2% of aggregate debits arising from customer transactions, (ii) $1,000,000, or
(iii) 4% of the funds required to be segregated for customers pursuant to the Commodity Exchange Act.

     Failure to maintain the required net capital may subject a firm to suspension or revocation of registration by the SEC and suspension or expulsion by the NYSE and other regulatory bodies and ultimately may require its liquidation. The Uniform Net Capital Rule also provides that the total outstanding principal amounts of a broker-dealer's indebtedness under certain subordination agreements, the proceeds of which are includible in its net capital, may not exceed for a period in excess of 90 days, 70% of the sum of the total outstanding principal amounts of all subordinated indebtedness included in net capital plus stockholder's equity. See Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations
- - -Liquidity and Capital Resources.

ITEM 2.  PROPERTIES

     The headquarters of the Company are at 120 South LaSalle Street, Chicago, Illinois. Branch offices are located in Boston, New York, Kansas City, Cleveland, San Francisco, San Diego and Dallas. All of the offices are leased on a long-term basis under leases which expire at various dates from 1995 to 2010. See Note 14 to the Consolidated Financial Statements for the minimum annual rentals in succeeding fiscal years under all noncancellable leases with terms in excess of one year, as of December 31, 1994.

     The Company is moving its Chicago and New York office locations within the next three months. In Chicago, the Company has entered into a lease for approximately 75,000 square feet in the Sears Tower, an increase from approximately 50,000 square feet in its present location. In New York, the Company will be moving to Two World Financial Center to share a floor with Abaco International Corporation, a wholly owned subsidiary of Abaco, expanding its space by approximately 10,000 square feet.

     Management believes that it will need approximately 7,000 additional square feet in New York to accommodate some of the personnel hired in the Mabon transaction once it decides to move them from their current space shared with Mabon. The Company will pay minimal rent on the current shared space until July, 1995.


ITEM 3.  LEGAL PROCEEDINGS

     Many aspects of the Company's business involve risks of liability. The Company has been named as a defendant in civil actions arising in the ordinary course of business out of its activities as a broker-dealer in securities and as a futures commission merchant. The Company also may be required to contribute to any adverse judgments or settlements in actions arising out of its participation in various underwritten offerings of securities. The ultimate outcome of such matters cannot be predicted with certainty. In the opinion of management of the Company, however, after consultation with outside legal counsel, the ultimate resolution of pending litigation will not have a material adverse effect on the Company's financial condition.


ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     No matters were submitted to a vote of security holders during the quarter ended December 31, 1994.


EXECUTIVE OFFICERS OF THE REGISTRANT

     The following table sets forth for each of the Company's current executive officers his age, current positions with the Company, period of service and business experience for the past five years.

Paul C. Blackman          Age 54; Director, Executive Vice President of the
                          Company since April 11, 1994 and Managing Director of
                          Retail Sales for Rodman; Senior Vice President of the
                          Company from 1993 to 1994; Senior Vice President of
                          Dean Witter Reynolds Inc., a financial services firm, from 1990 to 1993.

Peter Boneparth           Age 35; Managing Director of Investment Banking for
                          Rodman since March 28, 1995; Managing Director of
                          Investment Banking for Mabon Securities Corp., a financial services firm, from 1989 to March 28, 1995.

Charles W. Daggs, III     Age 47; Director, President and Chief Executive
                          Officer of the Company and President of Rodman since
                          April 11, 1994; Senior Managing Director, Bear
                          Stearns & Co., Incorporated, a financial services firm, from 1991 to 1994; Chairman and Chief Executive
                          Officer of Sutro & Co. Incorporated, a financial services firm, from 1986 to 1990.

John T. Hague             Age 40; Executive Vice President and Chief Financial
                          Officer of the Company since June 28, 1994; Executive
                          Vice President and Director of Internal Audit of the
                          Company from April 11, 1994 to June 28, 1994; Senior
                          Manager with Deloitte & Touche, a certified public accounting firm, from 1990 to April, 1994.

Francis L. Kirby          Age 50; Director since September 8, 1994; Executive
                          Vice President of the Company since June 24, 1994;
                          Senior Vice President of Oppenheimer & Co., Inc., a financial services firm, from May 1993 to June 1994;
                          Director and Executive Vice President of the Company from 1981 to 1993.

Edwin J. McGuinn, Jr.     Age 43; Managing Director of Equities for Rodman
                          since March 28, 1995; Managing Director of Mabon
                          Securities Corp., a financial services firm, from 1992 to March 28, 1995; investment banker with Lehman
                          Bros. from 1981 to 1992 with final position of Managing Director.

Keith F. Pinsoneault      Age 47; Director since November 17, 1994; Executive
                          Vice President of the Company since June 1, 1994 and
                          Chief Operating Officer of the Company since
                          September 8, 1994; Senior Portfolio Manager for
                          Harris Bretall Sullivan & Smith from 1991 to June
                          1994; Portfolio Manager for McCullough Andrews &
                          Cappiello from 1990 to 1991.

David H. Shulman          Age 32; Executive Vice President of the Company since
                          October 1, 1994; Managing Director of Rodman's Fixed
                          Income Group since February 14, 1994; Rodman's First
                          Vice President and Sales Manager for New York Taxable
                          Fixed Income from 1990 to February 14, 1994.

Frederick G. Uhlmann      Age 65; Director from 1989 to 1993 and since April
                          11, 1994; Executive Vice President of the Company and
                          Rodman since 1990.

James D. Van De Graaff    Age 34; Executive Vice President, General Counsel and
                          Secretary of the Company since March 14, 1994;
                          Attorney with Baker & McKenzie, attorneys at law, from 1987 to 1994.

PART II

ITEM 5.  MARKET FOR THE REGISTRANT'S COMMON STOCK AND RELATED STOCKHOLDER
         MATTERS

SUPPLEMENTARY FINANCIAL DATA

                           QUARTERLY DATA (UNAUDITED)
                (in thousands of dollars except per share data)

                                                        INCOME (LOSS)
                                                        BEFORE
                                                        TAXES AND
                                                        CUMULATIVE
                                                        EFFECT OF                    INCOME
                                                        ACCOUNTING     NET           (LOSS)      STOCK PRICE
                                                        FOR INCOME     INCOME        PER            RANGE
                          REVENUES       EXPENSES       TAXES          (LOSS)        SHARE     HIGH      LOW
                          --------       --------       -------------  ------        -------   ----      ---
Transition
Period
Quarter ended:
9/30/94                 $19,367        $21,301        $( 1,934)      $( 1,949)     $( .43)   $6.000   $5.000
12/31/94                 12,827         17,225         ( 4,398)       ( 2,215)      ( .48)    5.500    3.625
                        -------        -------        --------       --------      ------
   TOTAL                $32,194        $38,526        $( 6,332)      $( 4,164)     $( .91)
                        =======        =======        ========       ========      ======


Fiscal year 1994
Quarter ended:
09/24/93                $26,355        $22,557        $  3,798       $  2,859      $  .61    $9.750   $5.375
12/31/93                 23,441         25,469         ( 2,028)       ( 1,643)      ( .38)    9.750    7.125
3/25/94                  14,593         17,707         ( 3,114)       ( 2,088)      ( .46)    7.875    5.750
6/24/94                  12,928         29,015         (16,087)       (15,629)      (3.46)    6.875    5.000
                        -------        -------        --------       --------      ------
   TOTAL                $77,317        $94,748        $(17,431)      $(16,501)     $(3.69)
                        =======        =======        ========       ========      ======


Fiscal year 1993
Quarter ended:
09/25/92                $19,950        $19,880        $     70       $     51      $  .01    $5.750   $4.500
12/31/92                 21,950         21,323             627            318         .07     5.625    4.500
03/26/93                 22,607         22,287             320            263         .06     6.625    5.000
06/25/93                 22,802         23,271         (   469)       (   376)      ( .08)    7.250    5.250
                        -------        -------        --------       --------      ------
   TOTAL                $87,309        $86,761        $    548       $    256      $  .06
                        =======        =======        ========       ========      ======


The common stock of Rodman & Renshaw Capital Group, Inc. is listed on the NYSE. The trading symbol is RR. At February 28, 1995, the approximate number of stockholders of record was 232.

Information contained herein may not agree with information published in the quarterly reports due to the change in accounting methods effective June 27, 1992. For fiscal 1993, total revenues and total expenses previously reported in the first quarter were $21,458 and $21,388, respectively; and for the second quarter were $23,377 and $22,750, respectively. There was no effect on net income because of the accounting change for commission revenues and expenses on customer transactions originated from introducing brokers discussed in Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations - Certain Accounting Matters.

No dividends were declared during the Transition Period or in fiscal 1994 or fiscal 1993. The Board of Directors reviews its dividend policy periodically. However, there is no assurance that dividends will be paid in the future since they are dependent upon earnings, financial condition and other factors. See
Note 13 to the Company's Consolidated Financial Statements for a discussion of potential restrictions on the payment of dividends and Note 11 for a discussion of dividends on preferred stock.

The cumulative effect of the accounting changes in fiscal 1993 per share amounts was zero.

ITEM 6.  SELECTED FINANCIAL DATA
         (in thousands of dollars except per share data)

                                                                   Fiscal Year
                                               -------------------------------------------------------
                                Transition
                                Period           1994        1993        1992        1991       1990
                                ----------     --------    --------    --------    --------   --------
INCOME STATEMENT DATA
Revenues (1)                    $ 32,194       $ 77,317    $ 87,309    $ 84,378    $ 76,590   $ 71,882
Expenses (1)                      38,526         94,748      86,761      81,175      78,962     69,729
                                --------       --------    --------    --------    --------   --------

Income (loss) before
 income taxes                     (6,332)       (17,431)        548       3,203      (2,372)     2,153

Net income
 (loss)                           (4,164)       (16,501)        256       1,989      (1,595)     1,752

Net income (loss)
 per common share                   (.91)         (3.69)       0.06        0.46       (0.37)      0.42

Cash dividends per
 share                               -0-           -0-         -0-         -0-         -0-        -0-

BALANCE SHEET DATA
Total assets (1)                $454,331       $300,664    $310,198    $321,890    $242,563   $315,941
Total
 liabilities(1)                  424,032        263,325     271,288     282,772     205,434    277,244
Liabilities
 subordinated to the
 claims of general
 creditors                         3,874          6,750       8,000       8,500       8,500     10,000
Total stockholders'
 equity                           26,425         30,589      30,910      30,618      28,629     28,697
Book value
 per common
 share (2)                          5.77           6.68        7.07        7.01        6.56       6.92
Book value
 per common share
 assuming conversion
 at 12/31/94(2)                     3.98          ---         ---         ---         ---        ---

_____________

(1) See Note 2 to the Consolidated Financial Statements regarding accounting changes.

(2) Effective June 24, 1994, the Company issued to Abaco for an aggregate price of $15,000,000, 150 shares of non-voting preferred stock convertible into the Company's common stock, with the amount received allocated to the book value per then outstanding common share during 1994 and during the Transition Period. On January 31, 1995, the shares of preferred stock held by Abaco were converted into a total of 2,068,965 shares of common stock.


ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

BUSINESS ENVIRONMENT

     The Company conducts its businesses in highly volatile markets. Consequently, the Company's results of operations are affected by many factors, including general market conditions, the liquidity of secondary markets, the level and volatility of interest rates, currency and security valuations, competitive conditions and the size, number and timing of transactions. In periods of unfavorable market activity, profitability can be adversely affected because certain expenses remain relatively fixed. As a result, revenues and net earnings can vary significantly from quarter to quarter and year to year.

     The period from June 26, 1993, through June 24, 1994, was one of change and volatility in the financial services area. Long-term interest rates began to rise after several years of decline. This depressed the performance of fixed income departments throughout the brokerage industry.

     Interest rate increases continued during the Transition Period and intensified the volatility, particularly in the fixed income markets. The number of investment banking transactions and the amount of fees earned declined industry wide during the Transition Period. An acceleration in the consolidation of investment banking, fixed income and equities departments within the industry was indicative of its increasingly competitive environment.

     The Company underwent substantial change during fiscal 1994 and the Transition Period. As discussed in Item 1. Business, on December 22, 1993, Abaco acquired a majority of the Company's outstanding shares through a tender offer. The Company's earnings during fiscal 1994 and during the Transition Period were impacted negatively by the transaction. The Company incurred significant costs as senior management was replaced. Production was lost due to significant employee turnover, thereby reducing revenues and earnings. The Company also incurred material, nonrecurring expenses and a restructuring charge relative to the acquisition.

     Since the acquisition, the Company has substantially changed its senior management team, conducted a review of the profitability of each of its core businesses, and developed overall company and individual departmental business plans. The Company has added a substantial number of revenue producers -- both traders and salespersons -- to its fixed income, retail sales and futures departments. The Company also has expanded its investment banking and institutional equity businesses, particularly as a result of the Mabon transaction. Further, the Company has identified new geographical markets for expansion and has opened new offices in Boston, Dallas, San Diego and San Francisco.

OUTLOOK

     Rodman's hiring of employees from the institutional equities and investment banking departments of Mabon Securities Corp. on March 28, 1995 is a significant step that is expected to broaden the Company's capabilities and customer base in those areas and to complement the Company's retail securities capability, particularly in the area of research. After a transition period of several months, and assuming stable market conditions, Rodman expects these departments to begin to contribute to the Company's results from operations. The Company expects to experience improvements in results from its futures and institutional fixed income departments as well. The Company continues to review its processing procedures and cost structure, implementing changes to improve its profit margins. The Company is expanding its investment advisory services and money management capabilities to benefit from the rapidly growing movement in the investment industry toward fee-based income. The Company also intends to continue hiring experienced individuals in 1995 to be prepared in the event of improving market conditions.

     The Company and Abaco continue to explore potential areas of synergy, including market making in certain Mexican equity issues in the United States and providing research and trade execution relative to Mexican companies to U.S. institutional and retail customers. However, the destabilizing effect of the devaluation of the Mexican peso is likely to delay the Company's development of other opportunities in Mexico.

RESULTS OF OPERATIONS

     The results of operations should be read in conjunction with the Company s consolidated statements of operations and related notes. Following completion of the fiscal year ended June 24, 1994, the Company changed its fiscal year from the last Friday in June to a calendar year end.

     The following table summarizes the changes in the major categories of revenues and expenses (including the nonrecurring expenses and restructuring charge) for the six month transition period ended December 31, 1994 and the past two fiscal years (dollar amounts in thousands):

                                                          Increase (Decrease)
                                                          -------------------
                         Transition Period vs.                           FISCAL YEARS
                         06/26/93 - 12/31/93                1994 vs 1993              1993 vs 1992
                         ---------------------           ------------------        ------------------
                         (unaudited)
REVENUES
  Commissions                $ (3,875)      (25%)        $(9,560)        (25%)     $(2,523)    (6%)
  Principal                   (12,211)      (63%)         (4,903)        (15%)       6,576     26%
  Interest                      3,042        63%          (1,345)        (13%)        (290)    (3%)
  Fee income                   (2,109)      (35%)          4,453         142%       (1,583)   (33%)
  Other                        (1,990)      (56%)          1,363          51%          751     39%
                             --------       ----         -------         ----      -------    ----
              TOTAL          $(17,143)      (35%)        $(9,992)        (11%)     $ 2,931      4%
                             ========       ====         =======         ====      =======    ====

EXPENSES
  Employee compensation
   and benefits              $ (6,650)      (23%)        $   (34)          0%      $ 2,722      6%
  Commissions, floor
   brokerage and clearing      (1,720)      (42%)         (1,580)        (18%)         349      4%
  Interest                      2,942        98%          (1,421)        (20%)         170      2%
  Communication                   125         4%            (740)        (11%)         446      7%
  Occupancy and equipment          65         2%            (512)         (8%)         385      6%
  Professional fees            (2,197)      (74%)          2,517          93%          909     50%
  Other operating              (1,606)      (53%)          5,942         123%          605     14%
  Restructuring charge          -0-          -0-           3,815         100%        -0-       -0-
                             --------       ----         -------         ----      -------    ----
              TOTAL          $ (9,041)      (19%)        $ 7,987           9%      $ 5,586      7%
                             ========       ====         =======         ====      =======    ====


     Revenues for the Transition Period totaled $32,194,000, a 35% decrease from the comparable six month period ended December 31, 1993. During the fiscal year ended June 24, 1994, the Company s revenues decreased approximately 11% to $77,317,000. This followed an increase of 4% for fiscal year 1993 when revenues rose to $87,309,000 from $84,378,000 in fiscal 1992.

     The Company recorded a net loss of $4,164,000 or $.91 per common share for the Transition Period. The Company recorded a net loss for fiscal 1994 of $16,501,000, or $3.69 per common share, compared with fiscal 1993 net income of $256,000, or $.06 per common share, and fiscal 1992 net income of $1,989,000, or $.46 per common share.

SIX MONTHS ENDED DECEMBER 31, 1994 COMPARED TO SIX MONTHS ENDED DECEMBER 31,
1993

REVENUES

     During the Transition Period, commission revenues decreased 25% from the comparable six month period in 1993 to $11,870,000, a function of the changes in the number of revenue producing personnel and the lag in revenue production for those employees who commenced employment during the Transition Period.

     Revenues from principal transactions, which include realized and unrealized gains and losses on securities held for resale to customers, decreased 63% from the comparable six month period in 1993 to $7,033,000, primarily due to market conditions. The Company aggressively hired experienced traders and salespersons in the institutional fixed income department during the Transition Period.

     During the Transition Period, interest income increased 63% from the comparable six month period in 1993 to $7,872,000. The increase was due to higher interest rates earned on increased balances of securities inventories and increased commodities customers cash deposits. In addition, average securities customers margin receivables began to increase in the Transition Period and the Company increased its efforts in the stock loan and securities finders business.

     Fee income decreased 35% from the comparable six month period in 1993 to $3,876,000. The timing of revenue recognition on investment banking transactions is a function of when the transactions are completed. The Company completed 3 and 11 investment banking transactions during the six month periods ended December 31, 1994 and 1993, respectively.

     Other revenue decreased 56% from the comparable six month period in 1993 to $1,543,000. The Company realized a $696,000 gain on the sale of a Chicago Board of Trade exchange membership during the Transition Period. The Company intends to sell two additional exchange memberships in 1995, as these assets are not required for the Company to conduct its commodities business. The Company realized nonrecurring gains of $2,551,000 from the sale of businesses in the comparable six month period ended December 31, 1993.

EXPENSES

     During the Transition Period, employee compensation and benefits expense decreased 23% from the comparable six month period in 1993 to $21,886,000.
This decrease is the net effect of reduced variable compensation related to the decrease in commission revenues and an increase in fixed compensation expense resulting from the employment of new management and producers with temporarily enhanced commission payouts.

     Commissions, floor brokerage, and clearing expenses decreased 42% from the comparable six month period in 1993 to $2,328,000, commensurate with the decrease in commission revenues.

     Interest expense increased 98% from the comparable six month period in 1993 to $5,933,000 due to higher interest rates on increased securities inventory balances and the effect of increased short-term borrowings from Abaco. See Note 9 to the Consolidated Financial Statements.

     Professional fees decreased 74% from the comparable six month period in 1993 to $763,000. The Company paid approximately $1,600,000 in nonrecurring professional fees related to the ownership change transaction during the period ended December 31, 1993, as discussed below. Other operating expenses decreased 53% from the comparable six month period in 1993 to $1,443,000, primarily related to a significant decrease in errors, bad debt and legal settlements.

     The Company recorded an income tax benefit of $2,168,000 for the Transition Period as management believes that this benefit will be realized in connection with the Company's intended tax strategies and projected future income. The intended tax strategies include the sale of certain exchange memberships and the cashing in of the cash surrender value of certain life insurance policies that will generate taxable income of approximately $750,000 and $1,700,000, respectively. The sale of the exchange memberships will not affect Rodman's ability to maintain its present clearing and execution capabilities.

     The minimum amount of future taxable income, exclusive of that amount generated by the tax planning strategies noted above, needed to be generated to realize the deferred tax asset is approximately $6,000,000. Historically, the Company has demonstrated profitability, exclusive of the loss incurred in fiscal 1994 (which management believes to be an aberration), evidenced by cumulative net income of approximately $8,200,000 for the nine year period ended June 1993.
As a result of the change in management (See Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations - Business Environment), the Company has refocused its efforts, exited certain business lines deemed to be unprofitable, terminated many non-essential personnel, and formulated a business plan intended to enable the Company to achieve profitability in the future. As a result of these efforts, management believes sufficient profits will be realized to utilize the deferred tax asset.

     The Company will periodically review its achievement of its business goals and evaluate the ability to recognize the deferred tax asset. In the event the Company does not achieve its business plans, it may not be able to realize the deferred tax asset, which could adversely impact future results of operations, as the Company would be required to recognize the nonutilization of this benefit.

     The net operating loss carryforward expires in 2009. The Company has not had operating or tax credit carryforwards expire unused. Historically, there have not been material differences between pretax earnings for financial reporting purposes and taxable income for income tax purposes.

FISCAL YEAR 1994 COMPARED TO FISCAL YEAR 1993
AND FISCAL YEAR 1993 COMPARED TO FISCAL YEAR 1992

REVENUES

     Commission revenue decreased 25% in fiscal 1994 to $29,158,000, largely a function of the reduced volume in the securities and futures markets and the aforementioned loss in personnel (as discussed in Item 1. Business - Employees). Total fiscal 1993 commission revenues decreased from 1992 due to the accounting change discussed in Note 2 to the Consolidated Financial Statements. Absent this accounting change, commission revenues increased $1,249,000 in fiscal 1993 to $38,718,000.

     Revenues from principal transactions, which include realized and unrealized gains and losses on securities held for resale, decreased 15% to $27,313,000 in fiscal 1994 primarily due to losses incurred as a result of volatility in the debt markets. Principal revenues rose 26% in fiscal 1993 to $32,216,000.

     Interest income decreased 13% in fiscal 1994 to $9,213,000 due to a decrease in average customer margin receivables and a reduction of firm inventory carried for sale to customers.

     Fee income increased 142% in fiscal 1994 to $7,598,000, which followed a 33% decrease in fiscal 1993 from $4,728,000 in fiscal 1992. The timing of revenue recognition on investment banking transactions is a function of when the transactions are completed. The Company completed 18 investment banking transactions during fiscal 1994, as compared to 7 and 13 transactions during fiscal 1993 and 1992, respectively.

     The Company realized nonrecurring net gains of $2,551,000 in fiscal 1994 from the sales of its London futures and option operations and its Chicago Stock Exchange specialist operation. The London futures and options branch was sold because of recurring losses. The Chicago Stock Exchange specialist operation was sold because the Company changed its long-term strategic plan.

EXPENSES

     Nonrecurring Expenses and Restructuring Charge. As noted above, the Company incurred several material nonrecurring expenses and a restructuring charge during fiscal 1994. These items are recorded in various financial statement line items including Employee Compensation and Benefits, Professional Fees and Other Operating Expenses. Such items are summarized below by the type of transaction which gave rise to the expense or charge.

     Ownership change transaction          $ 6,401,000
     Restructuring charge                    3,815,000
     Litigation and settlements              3,427,000
     Employee related                        1,178,000
     Other                                   3,545,000
                                           -----------

     Total nonrecurring expenses
      and restructuring charge             $18,366,000
                                           ===========

The components of the $6,401,000 incurred in the ownership change transaction are as follows:

     Employee option tender                $ 2,026,000
     Professional fees                       1,604,000
     Employee costs (hiring
      and severance)                         2,231,000
     Other                                     540,000
                                           -----------
                                           $ 6,401,000
                                           ===========

     The Company has recorded a restructuring charge totaling approximately $3,815,000 related to its office relocations in Chicago and New York. See Item
2. Properties. This figure includes the costs of abandoning certain leasehold improvements (a net noncash charge of approximately $450,000) and certain lease obligations for space which management believes it will be unable to sublet after the moves. Any sublease revenues realized in the future will be recorded as a reduction of occupancy costs.

     Rodman incurred expenses totaling $3,427,000 related to certain legal settlements during the year ended June 24, 1994. This amount does not include the costs of normal recurring litigation inherent in day-to-day operations.

     Rodman incurred certain employee related expenses totaling $1,178,000 during fiscal 1994 in connection with the severance of certain employees, employment fees and other costs associated with the new hirings.

     Other nonrecurring expenses totaling $3,545,000 include expenses and allowances incurred in connection with the termination of Rodman's high-yield fixed income securities business and liquidation of the related portfolio. Rodman terminated its high-yield fixed income business because it determined that the earnings to be derived from such business were insufficient to justify the costs and risks involved in conducting the business. In connection with the termination of the business, Rodman made the decision to repurchase certain high-yield bonds held in the accounts of certain of its customers or to reprice high-yield bonds that such customers continued to hold by refunding to them part of their initial purchase price. The expenses incurred in connection with the termination of the business included $1.1 million attributable to these repurchase and repricing transactions. The remainder of the $3,545,000 includes professional and consulting fees and write-offs of certain deferred expenses and receivables.

     Substantially all of the nonrecurring expenses discussed above were paid during fiscal 1994. The restructuring charge liability will be paid in future periods as follows: $240,000 in the Transition Period, $1,745,000 in calendar 1995, and $1,380,000 in calendar 1996.

     Total Expenses. Total expenses increased $7,987,000 to $94,748,000 in fiscal 1994, following an increase of $5,586,000 in fiscal 1993. The following discussion focuses on the changes in expenses after excluding the nonrecurring expenses discussed above. Those expenses were summarized above by transaction type, not by financial statement line item. They are excluded by financial statement line item below.

     Employee compensation and benefit expense, excluding nonrecurring expenses totaling $5,358,000 as discussed above, totaled $44,696,000, a decrease of $5,392,000, or 11%, from 1993 amounts. This decrease is the net effect of reduced variable compensation related to the decrease in commission revenues and an increase in fixed compensation expense resulting from the employment of new management and producers.

     Commissions, floor brokerage, and clearing expenses decreased 18% to $7,141,000 in fiscal 1994, commensurate with the decrease in commission revenues. These expenses increased 4% in 1993.

     Interest expense decreased 20% to $5,714,000 in fiscal 1994 from $7,135,000 in 1993. This is a result of lower interest rates in the first half of fiscal 1994 when customer balances were relatively unchanged from the prior year and decreased customer balances during the second half of the year. This followed an increase of 2% to $7,135,000 in fiscal 1993.

     Communication expense decreased 11% to $6,063,000 from $6,803,000 due to the reduction in customer and market trading activity, the sale of the London futures and option operations and negotiated reductions with certain communication vendors. This followed an increase in fiscal 1993 of 7% due to expansion in Cleveland and Milwaukee.

     Occupancy and equipment expense decreased 8% to $5,949,000 in fiscal 1994, primarily due to the sale of the London futures and option operations in August 1993. The increase in fiscal 1993 over 1992 of 6% was due to expansion in Cleveland and Milwaukee.

     Professional fees, excluding the certain nonrecurring expenses of $3,384,000, as discussed above, decreased 32% to $1,843,000 in fiscal 1994 due to a reduction in consulting projects.

     Other operating expenses, excluding certain nonrecurring expenses of $5,809,000, as discussed above, increased 3% to $4,976,000 in fiscal 1994.

     The Company recorded a net tax benefit of $930,000 for fiscal 1994. An additional benefit of $4,518,000, was offset by a valuation allowance pursuant to Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." This valuation allowance has been recognized due to the uncertainty of realizing the tax benefit of loss carry forwards and temporary differences totaling $2,469,000 and $2,627,000, respectively, at June 24, 1994.

LIQUIDITY AND CAPITAL RESOURCES

     As a registered broker-dealer and futures commission merchant, Rodman is required by the SEC and CFTC to maintain specified amounts of net capital to meet its customer obligations. See Note 13 to the Consolidated Financial Statements. At December 31, 1994, Rodman's net capital, as defined, was $16,644,000, which was $11,038,000 in excess of the minimum required net capital. As of June 24, 1994, Rodman's net capital was $30,703,000, which was $25,327,000 in excess of required net capital. As of June 25, 1993, Rodman's net capital was $15,843,000, which was $10,790,000 in excess of required net capital.

     The Company's assets are substantially comprised of customer-related receivables and securities inventory, both of which are highly liquid. The principal sources of financing are stockholders' equity, customer payables, proceeds from securities lending, short-term loans from banks and Confia, S.A., and other payables. Additionally, the Company maintains lines of credit with large financial institutions which include daily demand loans, letters of credit and reverse repurchase agreements to meet financing needs. All of these lines of credit require collateral to be pledged, and all of the borrowings may not exceed the value of the collateral. The Company believes that such lines will be available as long as collateral is available.

     Effective June 24, 1994, the Company issued to Abaco, for an aggregate price of $15,000,000, 150 shares of nonvoting preferred stock convertible into the Company's common stock. The preferred stock was converted into an aggregate of 2,068,965 shares of common stock on January 31, 1995 pursuant to its terms following stockholder approval of the conversion.

     On June 22, 1994, the Company borrowed $10,000,000 from Confia, S.A. The loan was renewed on December 19, 1994 for a six month term. Management of the Company believes that Confia, S.A. will continue to renew the loan for additional periods. However, the interest rate on the loan, if it is renewed, will be established at the time of the renewal, and such rate is expected to increase substantially because of rising interest rates in Mexico. Management of the Company is engaged in discussions with Abaco and Confia, S.A. concerning a change in the nature of the short-term borrowing. It also is initiating discussions with third parties concerning replacement financing.

     Rodman's subordinated borrowings have maturities at dates within the next twelve months as follows:

          June 19, 1995        $ 10,000,000
          September 30, 1995      2,500,000

On January 3, 1995, Rodman obtained regulatory approval to repay and repaid $1,374,000 of a subordinated note to an unrelated party pursuant to a termination agreement. The subordinated borrowing due September 30, 1995, which also is from an unrelated party, will either be renewed or repaid, depending on Rodman's capital needs, renewal terms and other factors. If the borrowing is repaid, the repayment will be funded from cash reserves. The $10,000,000 subordinated borrowing is part of a senior subordinated revolving credit facility between Rodman and the Company terminating on June 15, 1997, which facility currently is funded by the Company's borrowing from Confia, S.A. discussed above. It is the intention of management of the Company and Rodman to extend this subordinated borrowing through June 1998 unless the nature of the short-term borrowing between the Company and Confia, S.A. is changed, as discussed above. To the extent that such subordinated borrowing is required for Rodman's continued compliance with minimum net capital requirements, it may not be repaid. In the event that the borrowing between the Company and Confia, S.A. is not renewed and Rodman is not permitted to repay the subordinated debt to the Company, the Company will have to seek third party sources of funds as discussed above. If the Company is unable to obtain such third party funds, it will be required to curtail substantially the business activities of Rodman in order to reduce Rodman's minimum net capital requirements and, in turn, allow Rodman to repay its subordinated debt to the Company. See Notes 10 and 13 to the Consolidated Financial Statements.

     Rodman also is initiating discussions with several unrelated parties to increase its subordinated borrowings and regulatory net capital. If Rodman is unable to obtain such capital, it may be unable to expand its businesses but should be able to maintain its current level of activities provided that it does not sustain substantial additional losses (and provided that it renews the Confia, S.A. loan or obtains replacement financing as discussed in the above two paragraphs). In the event that it is unable to obtain additional capital and wishes to expand in certain areas, or in the event that it sustains substantial losses, it may reduce its activities in areas it identifies as insufficiently profitable to justify the regulatory capital required to conduct them.

     In the Mabon transaction, Rodman assumed certain liabilities associated with individuals to whom it extended offers of employment. These liabilities, initially estimated to be $600,000, will offset working capital over time as they are dependent on the individual employees' employment by Rodman.

     Although the Company is anticipating two office relocations during the next year, the Company has negotiated tenant build-out concessions and intends to utilize other traditional means of financing to minimize the impact of such relocations on the Company's liquidity. The Company estimates that it will spend approximately $1,000,000 out of cash reserves related to these moves. The Company is presently analyzing the effect of the Mabon transaction on its office space and equipment requirements and believes that the impact on liquidity and capital will not be material. The Company does not anticipate any other material capital expenditures or investments during the next year. Future expenditures, if any, are expected to be funded by cash generated from operations and other traditional means of financing.

     In the Transition Period, the Company used $157,000, exclusive of the increase in securities purchased under agreements to resell of $21,631,000, in operating activities. In fiscal 1994, the Company generated cash and cash equivalents of $3,188,000, exclusive of the increase in securities purchased under agreements to resell of $13,423,000, from operating activities. In fiscal 1993 and 1992, the Company's operations used $7,270,000 and $12,106,000, respectively.

     In the Transition Period, the Company generated $700,000 from investing activities related to the sale of a Chicago Board of Trade exchange membership. In fiscal 1994, the Company generated $3,732,000 from investing activities, primarily the result of the sale of its London futures and option operations and Chicago Stock Exchange specialist operation. In fiscal 1993 and 1992, investing activities used $926,000 and $724,000, respectively, primarily for the purchase of furniture and equipment.

     In the Transition Period, the Company generated $28,213,000 from financing activities, which represents the net effect of an increase in short-term borrowings from banks of $31,089,000 to finance increased securities inventories and the payment of $2,876,000 in subordinated borrowings. In fiscal 1994, the Company generated $5,957,000 from financing activities, which represents debt and equity financing from Abaco and Confia, S.A., net of reductions in short-term bank and subordinated borrowings. Financing activities provided $7,848,000 and $7,650,000 in fiscal 1993 and 1992, respectively, primarily through increases in short-term bank borrowings.

INFLATION

     The Company's assets are primarily monetary, consisting of cash, securities inventory, and receivables. These monetary assets are generally liquid and turn over rapidly and, consequently, are not in general significantly affected by inflation. However, the rate of inflation affects various expenses of the Company, such as employee compensation and benefits, communications, and occupancy and equipment, which may not be readily recoverable in the price of its services.

CERTAIN ACCOUNTING MATTERS

     During fiscal year 1993 Rodman implemented the accounting changes described below:

     1. Rodman changed its method of accounting for commission revenue and expenses for commodity transactions executed for introducing brokers. For 1993, the net commission retained by the Company was recorded as revenue. In previous years, the entire amount of commissions charged to customers on introducing brokers were recorded as commission expense. See Note 2 for the effects on the Financial Statements.

     2. Rodman adopted SFAS No. 109, "Accounting for Income Taxes." The cumulative effect of this change was an $18,000 benefit.

Rodman believes these accounting changes better reflect the economic service and substance of the transactions.

     In 1992, the FASB issued SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Effective for fiscal years beginning after December 15, 1993, SFAS No. 115 requires the Company to classify its investments in debt and qualifying equity securities into three categories:
"trading", "available-for-sale" or "held-to-maturity." Securities that are classified as trading and available-for-sale are required to be recorded at fair value. The implementation of SFAS No. 115 did not have a material effect on the Company's financial position or results of operations.

     In October, 1994, the FASB issued SFAS No. 119, "Disclosure about Definitive Financial Instruments and Fair Value of Financial Instruments." Rodman adopted this standard during the Transition Period. See Note 17 to the Consolidated Financial Statements.

     On April 11, 1994 the Board of Directors voted to change the Company's fiscal year end to December 31. Accordingly, the Company's next reporting period will be from January 1, 1995 through December 31, 1995.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

     The information required by this item is submitted as a separate section of this report. (See Index on page F-1)


ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

     The information required by Regulation S-K Item 304 was previously reported in the Company's Proxy Statement dated December 27, 1994, pertaining to its Special Meeting of Stockholders held on January 31, 1995.


PART III

ITEM 10.  DIRECTORS AND OFFICERS OF THE REGISTRANT

     Incorporated by reference to the Company's definitive proxy statement for its 1995 annual meeting of stockholders.

ITEM 11.  EXECUTIVE COMPENSATION

     Incorporated by reference to the Company's definitive proxy statement for its 1995 annual meeting of stockholders.

ITEM 12.  SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     Incorporated by reference to the Company's definitive proxy statement for its 1995 annual meeting of stockholders.

ITEM 13.  CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     Incorporated by reference to the Company's definitive proxy statement for its 1995 annual meeting of stockholders.


PART IV

ITEM 14.  EXHIBITS, FINANCIAL STATEMENTS, SCHEDULES, AND REPORTS ON FORM 8-K

     (a)  The following documents are filed as part of this report:

          The following are Consolidated Financial Statements of Rodman & Renshaw Capital Group, Inc. and Subsidiaries:

               Consolidated Statements of Financial Condition - December 31, 1994 and June 24, 1994.

               Consolidated Statements of Operations - Transition Period ended December 31, 1994, Fiscal Years ended June 24, 1994, June 25, 1993, and June 26, 1992.

               Consolidated Statements of Stockholders' Equity - Transition Period ended December 31, 1994, Fiscal Years ended June 24, 1994, June 25, 1993, and June 26, 1992.

               Consolidated Statements of Cash Flows - Transition Period ended December 31, 1994, Fiscal Years ended June 24, 1994, June 25, 1993, and June 26, 1992.

               Notes to Consolidated Financial Statements.

     (b)  Reports on Form 8-K

     A report on Form 8-K dated October 6, 1994, was filed during the last quarter of the period covered by this report. The filing reported under
     Item 4 of Form 8-K the Company's change of accountants.

     (c) Exhibits - The following exhibits are included herein or are incorporated by reference:

          (3)  Certificate of Incorporation and By-Laws

               3.1  Certificate of Incorporation - Incorporated by reference to
                    Exhibit 3.1 of the Company's Annual Report on Form 10-K for the year ended June 24, 1994.

               3.2 By-Laws - Incorporated by reference to Exhibit 3.2 of the Company's Annual Report on Form 10-K for the year ended June 24, 1994.

          (4)  Instruments Defining the Rights of Security Holders

               4.1 Certificate of Designations of Rights, Privileges and Restrictions of Series A Non-Voting Convertible Preferred Stock - Incorporated by reference to Exhibit 4.1 of the Company's Annual Report on Form 10-K for the year ended June 24, 1994.

       (10) Material Contracts (Asterisk indicates management contracts or compensatory plans or arrangements)

               10.1 Rodman & Renshaw Capital Group, Inc. Non-Employee Director Stock Option Plan - Incorporated by reference to Exhibit A to the Company's Proxy Statement dated April 5, 1994.*

               10.2 Rodman & Renshaw Capital Group, Inc. 1994 Stock Option Plan - Incorporated by reference to Exhibit B to the Company's Proxy Statement dated April 25, 1994.*

               10.3 Lease Agreement dated October 20, 1980 - Incorporated by reference to Exhibit 10.3 to the Company's Form S-1 Registration Statement (Reg. No. 33-4649), which became effective on May 29, 1986.

               10.4 Deferred Compensation Plan (dated January 1, 1993) - Incorporated by reference to exhibit 10(b) of the Company's Annual Report on Form 10-K for the year ended June 25, 1993.*

               10.5 Deferred Compensation Trust (dated January 1, 1993) - Incorporated by reference to Exhibit 10(c) of the Company's Annual Report on Form 10-K for the year ended June 25, 1993.*

               10.6   Supplemental Executive Retirement Plan (dated January 1,
                      1993) - Incorporated by reference to Exhibit 10(d) of the Company's Annual Report on Form 10-K for the year ended June 25, 1993 and Exhibit 5 to the Company's Schedule 14D-9 dated November 23, 1993.*

               10.7   Supplemental Executive Retirement Trust (dated January 1,
                      1993) - Incorporated by reference to Exhibit 10(e) of the Company's Annual Report on Form 10-K for the year ended June 25, 1993.*

               10.8 Stock Purchase Agreement dated June 24, 1994 between the Company and Abaco - Incorporated by reference to Exhibit
                      10.8 of the Company's Annual Report on Form 10-K for the year ended June 24, 1994.

               10.9 Promissory Note from the Company to Confia, S.A. dated December 19, 1994.

               10.10  Employment agreement between the Company and Charles
                      W. Daggs, III, dated April 11, 1994 - Incorporated by reference to Exhibit 10.10 of the Company's Annual Report on Form 10-K for the year ended June 24, 1994.*

               10.11  Employment agreement between Rodman & Renshaw, Inc.
                      and David H. Shulman dated February, 1994 - Incorporated by reference to Exhibit 10.11 of the Company's Annual Report on Form 10-K for the year ended June 24, 1994.*

               10.12 Employment agreement between the Company and F.L. Kirby dated June 20, 1994 - Incorporated by reference to Exhibit 10.12 of the Company's Annual Report on Form 10-K for the year ended June 24, 1994.*

               10.13 Acquisition Agreement dated as of November 17, 1993 among the Company, Abaco and Parent - Incorporated by reference to Exhibit (c)(1) to Schedule 14D-1 of Abaco and Parent filed by EDGAR on January 18, 1994.

               10.14  Lease between Tower Leasing, Inc. and the Company.

               10.15 First Amendment to the Rodman & Renshaw, Inc. Supplemental Executive Retirement Plan.


          (21) Subsidiaries of the Registrant

               21.1   Subsidiaries of the Registrant.

          (23) Consents of Experts and Counsel

               23.1   Consent of Coopers & Lybrand L.L.P.

               23.2   Consent of Deloitte & Touche LLP

          (27) Financial Data Schedule

               27.1   Financial Data Schedule.

                                   SIGNATURES

     Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                               RODMAN & RENSHAW CAPITAL GROUP, INC.

                               By:/s/ Charles W. Daggs, III
                               Charles W. Daggs, III
                               President and Chief Executive Officer

                               Date:  March 30, 1995

     Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Signature                        Title                Date
- - ---------                        -----                ----

/s/ Charles W. Daggs, III        President, Chief     March 30, 1995
Charles W. Daggs, III            Executive Officer,
                                 and Director
                                 (Principal
                                 Executive Officer)

/s/ John T. Hague                Chief Financial      March 30, 1995
John T. Hague                    Officer (Principal
                                 Financial Officer and
                                 Accounting Officer)

/s/ Alexander C. Anderson        Director             March 30, 1995
Alexander C. Anderson

/s/ Paul C. Blackman             Director             March 30, 1995
Paul C. Blackman

/s/ Eduardo Camarena Legaspi     Director             March 30, 1995
Eduardo Camarena Legaspi

/s/ Jorge Antonio Garcia Garza   Director             March 30, 1995
Jorge Antonio Garcia Garza

/s/ Francis L. Kirby             Director             March 30, 1995
Francis L. Kirby

/s/ Jorge Lankenau Rocha         Director             March 30, 1995
Jorge Lankenau Rocha

/s/ Thomas E. Meade              Director             March 30, 1995
Thomas E. Meade

/s/ Richard Pigott               Director             March 29, 1995
Richard Pigott

/s/ Keith F. Pinsoneault         Director             March 30, 1995
Keith F. Pinsoneault

/s/ David S. Ruder               Director             March 30, 1995
David S. Ruder

/s/ Joseph P. Shanahan           Director             March 30, 1995
Joseph P. Shanahan

/s/ Frederick G. Uhlmann         Director             March 30, 1995
Frederick G. Uhlmann

RODMAN & RENSHAW CAPITAL GROUP, INC. AND SUBSIDIARIES

TABLE OF CONTENTS

                                                                                                              PAGE
REPORTS OF INDEPENDENT ACCOUNTANTS                                                                            F-2

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION                                                                F-4

CONSOLIDATED STATEMENTS OF OPERATIONS                                                                         F-5

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY                                                               F-6

CONSOLIDATED STATEMENTS OF CASH FLOWS                                                                         F-7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS                                                                    F-8

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholders of Rodman & Renshaw Capital Group, Inc.:

We have audited the accompanying consolidated statement of financial condition of Rodman & Renshaw Capital Group, Inc. (the "Company," a majority-owned subsidiary of Abaco Casa de Bolsa, S.A. de C.V., Abaco Grupo Financiero) and subsidiaries as of December 31, 1994, and the related consolidated statements of operations, stockholders' equity, and cash flows for the six month transition period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Company and its subsidiaries as of December 31, 1994, and the results of their consolidated operations and cash flows for the six month transition period then ended, in conformity with generally accepted accounting principles.




/s/ Coopers & Lybrand L.L.P.




Chicago, Illinois
February 24, 1995

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Rodman & Renshaw Capital Group, Inc.:

We have audited the accompanying consolidated statements of financial condition of Rodman & Renshaw Capital Group, Inc. (the "Company," a majority-owned subsidiary of Abaco Casa de bolsa, S.A. de C.V., Abaco Grupo Financiero) and subsidiaries as of June 24, 1994 and June 25, 1993, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three fiscal years in the period ended June 24, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company and its subsidiaries as of June 24, 1994 and June 25, 1993, and the results of their operations and their cash flows for each of the three fiscal years in the period ended June 24, 1994, in conformity with generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, in fiscal 1993, the Company and its subsidiaries changed its methods of accounting for commission revenues and expenses for commodity transactions executed for introducing brokers and for income taxes.



/s/ Deloitte & Touche LLP

AUGUST 19, 1994

RODMAN & RENSHAW CAPITAL GROUP, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
(in thousands except per share amounts)

                                                                                             DECEMBER  31,   JUNE 24,
                                                                                               1994             1994
ASSETS

CASH AND CASH EQUIVALENTS                                                                    $    7,011     $       575

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL                                                  35,054          13,423

CASH AND SHORT-TERM INVESTMENTS REQUIRED TO BE SEGREGATED UNDER FEDERAL
REGULATIONS (including reverse repurchase agreements: December - $35,200, June -                 39,215          36,837
$32,500)

RECEIVABLES
  Customers                                                                                      47,036          57,254
  Brokers, dealers, and clearing organizations                                                  155,408         132,458
  Miscellaneous                                                                                  10,607           5,726

SECURITIES OWNED - At market                                                                    144,500          40,936

MEMBERSHIPS IN SECURITIES AND COMMODITIES EXCHANGES -
  At cost (market value: December  - $6,227; June  - $7,000)                                      3,850           3,854

FURNITURE, FIXTURES, AND LEASEHOLD IMPROVEMENTS -
  At cost, less accumulated depreciation and amortization (December - $5,554; June -              2,298           1,987
$7,408)

PREPAID EXPENSES AND OTHER ASSETS                                                                 5,213           5,057

RECOVERABLE INCOME TAXES                                                                          1,379           1,979

DEFERRED INCOME TAXES (Net of valuation allowance: December - $5,246; June  - $4,518)             2,760             578
                                                                                               --------       ---------
TOTAL ASSETS                                                                                   $454,331        $300,664
                                                                                               ========        ========
LIABILITIES AND STOCKHOLDERS' EQUITY

SHORT-TERM BORROWINGS FROM BANKS                                                               $ 54,331        $ 23,242

SHORT-TERM NOTE PAYABLE TO AFFILIATE                                                             10,000          10,000

PAYABLES:
  Customers                                                                                      89,878         118,657
  Brokers, dealers, and clearing organizations                                                  158,151          79,828
  Miscellaneous                                                                                     661           1,082

SECURITIES SOLD BUT NOT YET PURCHASED - At market                                                97,844          13,788

ACCRUED COMMISSIONS                                                                               2,066           1,715

ACCOUNTS PAYABLE AND ACCRUED EXPENSES                                                            11,101          15,013
                                                                                               --------       ---------
                                                                                                424,032         263,325
COMMITMENTS AND CONTINGENCIES (NOTE 14)

LIABILITIES SUBORDINATED TO THE CLAIMS OF GENERAL CREDITORS                                       3,874           6,750


STOCKHOLDERS' EQUITY:
  Convertible non-voting preferred stock, 5,000,000 shares authorized;
    150 shares Series A, $.01 par value issued at December and June
  Common stock, $.09 par value; 20,000,000 shares authorized;
    4,577,000 shares issued at December and June                                                    412             412
  Additional paid-in capital                                                                     30,935          30,935
  Accumulated deficit                                                                            (4,922)           (758)
                                                                                               --------       ---------
                                                                                                 26,425          30,589
                                                                                               --------       ---------
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY                                                     $454,331        $300,664
                                                                                               ========        ========

See notes to consolidated financial statements.

RODMAN & RENSHAW CAPITAL GROUP, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands except per share amounts)


                                                            Six Month                              Fiscal Year Ended
                                                         Transition Period         ---------------------------------------------
                                                         Ended December 31,          June 24,          June 25,         June 26,
                                                               1994                    1994             1993              1992
REVENUES:
 Commissions                                               $   11,870              $   29,158       $   38,718       $   41,241
 Principal                                                      7,033                  27,313           32,216           25,640
 Interest                                                       7,872                   9,213           10,558           10,848
 Fee income                                                     3,876                   7,598            3,145            4,728
 Other                                                          1,543                   4,035            2,672            1,921
                                                           ----------              ----------       ----------       ----------
   Total revenues                                              32,194                  77,317           87,309           84,378

EXPENSES:
 Employee compensation and benefits                            21,886                  50,054           50,088           47,366
 Commissions, floor brokerage, and clearing                     2,328                   7,141            8,721            8,372
 Interest                                                       5,933                   5,714            7,135            6,965
 Communications                                                 3,180                   6,063            6,803            6,357
 Occupancy and equipment                                        2,993                   5,949            6,461            6,076
 Professional fees                                                763                   5,227            2,710            1,801
 Other operating expenses                                       1,443                  10,785            4,843            4,238
 Restructuring charge                                              --                   3,815               --               --
                                                           ----------              ----------       ----------       ----------
   Total expenses                                              38,526                  94,748           86,761           81,175
                                                           ----------              ----------       ----------       ----------

INCOME (LOSS) BEFORE INCOME TAXES AND
 CUMULATIVE EFFECT OF CHANGE IN
 ACCOUNTING FOR INCOME TAXES                                   (6,332)                (17,431)             548            3,203

INCOME TAX EXPENSE (BENEFIT)                                   (2,168)                   (930)             310            1,214
                                                           ----------              ----------       ----------       ----------

INCOME (LOSS) BEFORE CUMULATIVE EFFECT
 OF CHANGE IN ACCOUNTING FOR INCOME
 TAXES                                                         (4,164)                (16,501)             238            1,989

CUMULATIVE EFFECT OF CHANGE IN
 ACCOUNTING FOR INCOME TAXES                                       --                      --               18               --
                                                           ----------              ----------       ----------       ----------

NET INCOME (LOSS)                                          $   (4,164)             $  (16,501)      $      256       $    1,989
                                                           ==========              ==========       ==========       ==========

EARNINGS (LOSS) PER SHARE DATA:

INCOME (LOSS) BEFORE CUMULATIVE EFFECT
 OF CHANGE IN ACCOUNTING FOR INCOME TAXES                  $    (0.91)             $    (3.69)      $     0.06       $     0.46

CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING FOR
 INCOME TAXES                                                      --                      --               --               --
                                                           ----------              ----------       ----------       ----------

NET INCOME (LOSS) PER COMMON SHARE                         $    (0.91)             $    (3.69)      $     0.06       $     0.46
                                                           ==========              ==========       ==========       ==========

WEIGHTED AVERAGE COMMON SHARES
 OUTSTANDING                                                4,577,000               4,472,000        4,366,000        4,365,000
                                                           ==========              ==========       ==========       ==========


See notes to consolidated financial statements.

RODMAN & RENSHAW CAPITAL GROUP, INC. AND SUBSIDIARIES


CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
(in thousands)

                                                                                             RETAINED
                                                                          ADDITIONAL         EARNINGS
                                         PREFERRED         COMMON          PAID-IN         (ACCUMULATED
                                           STOCK            STOCK          CAPITAL           DEFICIT)           TOTAL
BALANCE, JULY 1, 1991                                          $ 393        $ 14,738           $ 13,498         $ 28,629

  Net income for the year                                                                         1,989            1,989
                                       -------                 ------       ---------          ---------        ---------
BALANCE, JUNE 26, 1992                                           393          14,738             15,487           30,618

  Net income for the year                                                                           256              256

  Proceeds from issuance of
    7,200 shares of common
    stock in connection with
    employee stock option plan                                                    36                                  36
                                       -------                 ------       ---------          ---------        ---------
BALANCE, JUNE 25, 1993                                           393          14,774             15,743           30,910

  Net loss for the year                                                                         (16,501)         (16,501)

  Proceeds from issuance of
     204,920 shares of common
     stock in connection with
     employee stock option plan                                   19           1,161                               1,180

  Proceeds from issuance of
    150 shares of convertible
    non-voting preferred
    stock, Series A, $.01 par
    value                                                                     15,000                              15,000
                                       -------                ------        ---------          ---------        ---------

BALANCE, JUNE 24, 1994                                           412          30,935              (758)           30,589

  Net loss for the
    transition period                                                                            (4,164)          (4,164)
                                       -------                ------        ---------          ---------        ---------
BALANCE, DECEMBER 31, 1994             $     0                $  412        $ 30,935           $ (4,922)        $ 26,425
                                       =======                ======        ========           ========         ========



See notes to consolidated financial statements

RODMAN & RENSHAW CAPITAL GROUP, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

                                                              Six Month                   Fiscal Year Ended
                                                           Transition Period    ---------------------------------------
                                                           Ended December 31,   June 24,       June 25,       June 26,
                                                                1994              1994           1993           1992
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income (loss)                                             $ (4,164)       $(16,501)      $     256        $ 1,989
  Adjustment to reconcile net income (loss) to net cash flows
   (used in) operating activities:
   Write-off of furniture, fixtures and leasehold improvements                       748
   Gain on sale of exchange memberships and related assets          (696)         (2,551)           (172)
   Deferred income taxes                                          (2,182)           (171)           (686)           (73)
   Depreciation and amortization                                     378             988           1,093          1,402
   Net changes in operating assets and liabilities:
    Securities purchased under agreements to resell              (21,631)        (13,423)
    Cash and short-term investments required to be
     segregated under federal regulations                         (2,378)         25,962         (19,611)       (27,938)
    Receivables from and payables to customers, brokers
     dealers, and clearing organizations                          36,812          (9,575)         16,192         11,166
    Miscellaneous receivables                                     (4,881)          1,691          (4,962)         1,899
    Recoverable income taxes and income taxes payable                600          (1,617)            (73)           897
    Securities owned                                            (103,564)             75          (7,032)       (12,035)
    Prepaid expenses and other assets                               (156)            477           3,185           (960)
    Miscellaneous payables                                          (421)         (2,016)         (2,657)         1,712
    Securities sold but not yet purchased                         84,056          (1,963)          5,448          7,732
    Accrued commissions                                              351            (679)             64            528
    Accounts payable and accrued expenses                         (3,912)          8,320           1,685          1,575
                                                                --------         -------         -------         ------
      Net cash flows (used in) operating activities              (21,788)        (10,235)         (7,270)       (12,106)


CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases of furniture, fixtures, and leasehold improvements       (689)           (438)          (1,302)          (721)
 Sales of furniture, fixtures and leasehold improvements                             324
 Purchases of memberships in security and commodity exchanges                                        (11)            (3)
 Sales of exchange memberships and related assets                    700           3,846             387
                                                                 -------         -------         -------         ------
     Net cash flows provided by (used in) investing activities        11           3,732            (926)          (724)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Net increase (decrease) in short-term borrowings from banks      31,089         (18,973)          8,312          7,650
 Proceeds from short-term note payable issued to affiliate                        10,000
 Proceeds from issuance of notes subordinated to claims of
  general creditors                                                                                4,500
 Payments of notes subordinated to claims of general creditors    (2,876)         (1,250)         (5,000)
 Proceeds from issuance of common stock in connection
  with stock option plan                                                           1,180              36
 Proceeds from issuance of convertible non-voting
   preferred stock                                                                15,000
                                                                --------         -------         -------         ------
     Net cash flows provided by financing activities              28,213           5,957           7,848          7,650
                                                                --------         -------         -------         ------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               6,436            (546)           (348)        (5,180)

CASH AND CASH EQUIVALENTS -- Beginning of period                     575           1,121           1,469          6,649
                                                                --------         -------         -------         ------
CASH AND CASH EQUIVALENTS -- End of period                      $  7,011         $   575         $ 1,121         $1,469
                                                                ========         =======         =======         ======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

 Cash paid for interest                                         $  4,939         $ 5,720         $ 7,135         $7,252
                                                                ========         =======         =======         ======
 Cash paid for income taxes                                     $     15         $   824         $ 1,006         $  411
                                                                ========         =======         =======         ======


See notes to consolidated financial statements.

RODMAN & RENSHAW CAPITAL GROUP, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
TRANSITION PERIOD ENDED DECEMBER 31, 1994 AND FISCAL YEARS
ENDED JUNE 24, 1994, JUNE 25, 1993, AND JUNE 26, 1992

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts and transactions of Rodman & Renshaw Capital Group, Inc. (the "Company") and its subsidiaries, all of which are wholly owned, including Rodman & Renshaw, Inc. ("Rodman"), the Company's principal subsidiary, which is a registered broker-dealer and futures commission merchant. All significant intercompany balances and transactions have been eliminated in consolidation. The Company's majority stockholder, Abaco Casa de Bolsa, S.A. de C.V., Abaco Grupo Financiero ("Abaco"), is a brokerage subsidiary of Abaco Grupo Financiero, S.A. de C.V. ("Abaco Grupo"). Abaco Grupo is a multi-faceted financial services holding company based in Monterrey, Mexico. Abaco acquired its majority interest in the Company through a tender offer for common shares completed on December 22, 1993.

    FISCAL YEAR - In 1994, the Company changed its fiscal year from the last Friday in June to a calendar year end. Accordingly, the statements of operations, stockholders' equity and cash flows are for the transition period June 25, 1994, through December 31, 1994, and the 52/53-week accounting periods ended the last Friday in June 1994, 1993, and 1992.

    REVENUE RECOGNITION - Effective December 31, 1994, the Company changed the method for recording purchases and sales of securities and the related commission revenues and expenses from the settlement date basis to the trade date basis to be in accordance with industry accounting principles. The effect of utilizing the settlement date basis, as compared to the trade date basis, in prior periods was not material. The cumulative effect of this change as of June 25, 1994 and the effect of adopting this change on the net loss for the six month transition period ended December 31, 1994 was not material. Commodity transactions and resulting gains and losses are recorded on a trade date basis. Commission revenues and expenses related to customers' commodity transactions are recognized on a half-turn transaction basis.

    CASH AND CASH EQUIVALENTS - The Company considers unrestricted cash and firm-owned investments with maturities of three months or less when purchased to be cash and cash equivalents.

    REVERSE REPURCHASE AGREEMENTS AND REPURCHASE AGREEMENTS - Securities purchased under agreements to resell and securities sold under agreements to repurchase are financing transactions which are collateralized by negotiable securities and are carried at the amounts at which the securities will be subsequently resold or repurchased, including accrued interest. The Company's policy is to take possession of securities purchased under agreements to resell. The Company monitors daily the market value of the underlying securities acquired or delivered as compared to the contract amounts of the resale or repurchase agreements including accrued interest. The Company requires the prompt transfer of additional securities to mitigate any material collateral deficiencies.

    SECURITIES OWNED - Securities owned and securities sold but not yet purchased are recorded at market value. Unrealized gains and losses are included in revenues.

    FURNITURE, FIXTURES AND LEASEHOLD IMPROVEMENTS - Furniture, fixtures and leasehold improvements are reported at cost, net of accumulated depreciation and amortization. Furniture and fixtures are depreciated using the straight-line method over the estimated useful lives of the assets, generally three to five years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the improvements or the noncancelable period of the related lease.

    INCOME TAXES - The Company and its subsidiaries file a consolidated federal income tax return. In the transition period and the fiscal years ended 1994 and 1993, provision for income taxes includes deferred taxes resulting from temporary differences between the financial statement and tax bases of assets and liabilities using the liability method as required by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." In fiscal 1992, the provision for income taxes included deferred taxes based on the provisions of Opinion No. 11 of the Accounting Principles Board.

    EARNINGS (LOSS) PER SHARE - Earnings (loss) per share of common stock is based on the weighted average number of shares outstanding during each respective period. The effect of common stock equivalents, including stock options and convertible preferred stock, are anti-dilutive.

    RECLASSIFICATIONS - Certain reclassifications have been made to prior years' amounts to conform with current year presentations.

 2. ACCOUNTING CHANGES

    In the first quarter of fiscal 1993, the Company implemented the accounting changes described below:

    The Company changed its method of accounting for commission revenue and expenses for commodity transactions executed for introducing brokers. The net commission retained by the Company was recorded as revenue. Previously, the entire amount of commission charged to customers on introducing broker transactions was recognized as revenue, and amounts rebated to introducing brokers were recorded as commission expense. The Company believes that the change better reflects the economic services provided in introducing brokers' activities. The change did not affect net income.

    The Company adopted Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." A cumulative benefit in 1993 of $18,000 resulted from this accounting change.

    The following schedule reflects the reported and pro forma changes related to the accounting for commission revenues and expenses on customer transactions originated from introducing brokers.

                      Consolidated Statement of Operations

                                                                                         AS REPORTED         PRO FORMA
                                                                                          YEAR ENDED         YEAR ENDED
                                                                                        JUNE 26, 1992      JUNE 26, 1992
                           Revenues:
                             Total revenues                                                $84,378,000        $80,606,000

                           Expenses:
                             Total expenses                                                $81,175,000        $77,403,000

 3. RESTRUCTURING CHARGE

    In the fourth quarter of fiscal 1994, the Company recorded a restructuring charge of $3,815,000 related to the Company's decision to move from its office space at its Chicago and New York premises. This nonrecurring charge includes write-off of leasehold improvements and charges for future obligations on noncancelable occupancy leases (net of rent abatement liability), lease termination penalties and anticipated moving costs.

    Included in the restructuring charge is the noncash write-off of leasehold improvements totaling $568,000. Restructuring charges for obligations on noncancelable occupancy leases, lease termination penalties and anticipated moving costs relate to future cash outflows. Accrued expenses at December 31, 1994 include $3,125,000 for lease termination costs payable in future years as follows: 1995 - $1,745,000; 1996 - $1,380,000.

 4. SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

    Rodman is a party to reverse repurchase agreements with various financial institutions to enhance yields on amounts required to be segregated under federal regulations and to meet the delivery needs of certain short positions.

    At December 31, 1994, reverse repurchase agreements totaling $35,054,000 earn interest at rates ranging from 4.50% to 5.25%, and were collateralized by U.S. Treasury notes with an approximate market value of $35,081,000. At June 24, 1994, reverse repurchase agreements of $13,423,000, earned interest at rates ranging from 2.37% to 3.76%, and were collateralized by U.S. Treasury notes with an approximate market value of $13,162,000.

 5. ASSETS SEGREGATED UNDER FEDERAL AND OTHER REGULATIONS

    Rodman is required under the Commodity Exchange Act and the Securities Exchange Act of 1934 (the "Acts") to account for and segregate all customer related assets, as defined by the Acts, in connection with regulated commodities and securities transactions. Rodman has placed into a segregated safekeeping account $83,370,000 and $46,580,000 of securities owned by commodities customers, as of December 31, 1994 and June 24, 1994, respectively. These securities are not included in the statement of financial condition. At December 31, 1994, Rodman was in compliance with the segregation requirements of the Commodity Exchange Act and had total segregated funds in excess of the aggregate required amount by $8,055,000.

    At December 31, 1994, reverse repurchase agreements totaling $35,200,000 earned interest at rates ranging from 5.30% to 5.50%, were collateralized by U.S. Treasury notes and bonds with an approximate market value of $35,213,000, and were held in a designated safekeeping account pursuant to Commodity Futures Trading Commission (the "CFTC") segregation requirements. At June 24, 1994, reverse repurchase agreements totaling $32,500,000 earned interest at rates ranging from 4.07% to 4.20%, were collateralized by U.S. Treasury notes and bonds with an approximate market value of $32,397,000, and were held in a designated safekeeping account pursuant to CFTC segregation requirements.

 6. RECEIVABLES FROM AND PAYABLES TO BROKERS, DEALERS, AND CLEARING
    ORGANIZATIONS

    At December 31, 1994 and June 24, 1994, the components of receivables from and payables to brokers, dealers, and clearing organizations, are as follows:

                                                                                 December              June
                                                                                   1994                1994
Receivables:
  Receivables from brokers and dealers
   (net trade date accrual)                                                     $ 63,813,000
  Margin deposits with and receivables from brokers and
   clearing organizations for customer commodity transactions                         -0-            $ 67,807,000
  Securities borrowed                                                             46,510,000           62,291,000
  Securities failed to deliver                                                     6,490,000            2,080,000
  Clearing organizations and commodity carrying brokers                           38,595,000              280,000
                                                                                ------------         ------------

Total                                                                           $155,408,000         $132,458,000
                                                                                ============         ============
Payables:
 Securities loaned                                                              $151,802,000         $ 67,352,000
 Clearing organizations                                                              106,000           1 ,002,000
 Securities failed to receive                                                      6,243,000           11,474,000
                                                                                ------------         ------------

Total                                                                           $158,151,000         $ 79,828,000
                                                                                ============         ============



 7. SECURITIES

    At December 31, 1994 and June 24, 1994, securities owned and securities sold but not yet purchased are recorded at market value, except for limited partnerships, and are comprised of:

                                                              December                            June
                                                                1994                              1994
                                                       -------------------------------------------------------------
                                                                       Sold But                          Sold But
                                                                       Not Yet                           Not Yet
                                                       Owned          Purchased          Owned          Purchased
           Bank notes                              $    1,926,000          $22,000
           Corporate debt securities                   50,861,000       14,488,000    $  18,029,000      $ 1,379,000

           Equity securities                           10,752,000        1,949,000        3,935,000          498,000
           State and municipal obligations              5,847,000           87,000       13,246,000          214,000
           United States and Canadian government
             and agency obligations                    75,498,000       81,298,000        5,341,000       11,697,000
           Limited partnerships                         (384,000)                           385,000
                                                      ----------        ----------      -----------       ----------

           Total                                    $ 144,500,000      $97,844,000    $  40,936,000      $13,788,000
                                                    =============      ===========    =============      ===========

    Investments in limited partnerships (some of which are general partnership interests) are recorded at cost, except for those partnerships in which the Company exercises significant influence. Such investments are recorded on the basis of the Company's equity therein.

8.  SHORT-TERM BORROWINGS FROM BANKS

    To finance the purchase of securities by customers on margin and purchases for its own account, Rodman borrows from commercial banks. Interest on the borrowings is paid at or below the broker call rate. At December 31, 1994, the borrowings were collateralized by approximately $39,232,000 of Rodman-owned securities, $23,996,000 of customer-owned securities and $4,372,000 of other assets. At June 24, 1994, the borrowings were collateralized by approximately $30,062,000 of Rodman-owned securities and $4,201,000 of other assets. The weighted average interest rate on short-term borrowings, including the short-term note payable to affiliate, as of December 31, 1994 and June 24, 1994 was 8.0% and 5.2%, respectively.

9.  SHORT-TERM NOTE PAYABLE TO AFFILIATE

    The Company entered into a note agreement with Confia, S.A., an affiliate of Abaco, at an annual rate of interest of 11.50% for the period June 19, 1994 through December 19, 1994 and 13.50% for the period December 19, 1994 through June 19, 1995. The principal amount of $10,000,000 and interest thereon is due in full on June 19, 1995. This amount was loaned to Rodman under a subordinated revolving credit facility which terminates on June 15, 1997 and is included in Rodman's regulatory net capital. See Notes 10 and 13.

10. LIABILITIES SUBORDINATED TO THE CLAIMS OF GENERAL CREDITORS

  At December 31, 1994, Rodman has the following subordinated notes outstanding:

   Subordinated note, interest payable semi-annually, based on
   LIBOR at beginning of interest period plus 3.25% (8.5% at
   December 31, 1994), due on September 30, 1995                                                        $2,500,000

   Subordinated note, interest payable semi-annually, at an annual
   rate of 6.375%                                                                                        1,374,000
                                                                                                       -----------

   Total                                                                                                $3,874,000
                                                                                                        ==========

    The subordinated notes are covered by agreements approved by the New
    York Stock Exchange, Inc. (the "NYSE") and the Chicago Mercantile Exchange, and are available for Rodman in computing adjusted net capital under the uniform net capital rule of the Securities and Exchange Commission (the "SEC"). To the extent that such notes are required for Rodman's continued compliance with minimum net capital requirements, they may not be repaid. The rights of the note holders to receive any payment from Rodman under the terms of the notes are subordinated to the claims of all present and future creditors of Rodman which arise prior to maturity. Under the terms of the note agreements, Rodman must meet various financial requirements specified in the agreements, the most restrictive of which is the maintenance of net worth, as defined, of $20,000,000.

    On December 31, 1993, Rodman entered into a termination agreement which modified the original repayment terms of the $1,374,000 subordinated note and fixed the interest rate at 6.375% annually. On January 3, 1995, Rodman obtained regulatory approval to repay and repaid this subordinated note pursuant to the termination agreement.

11. PREFERRED STOCK

    The Company is authorized to issue 5,000,000 shares of $0.01 par value per share preferred stock. On June 24, 1994, the Company issued 150 shares of Series A Non-voting Convertible Preferred Stock, (the "Preferred

    Stock") at $100,000 per share to Abaco. On January 31, 1995, upon the approval by the stockholders of the Company, the Preferred Stock was converted into 2,068,965 shares of common stock. For the period beginning December 30, 1994 to the date of the conversion, each share of the preferred stock was entitled to receive quarterly cash dividends at a rate based on the Prime Rate plus two percent per annum. Abaco waived the right to such dividends for the period from December 30, 1994 to January 31, 1995.

    Dividends on the Preferred Stock are cumulative and payable when declared by the Company's Board of Directors. No cash dividends or distribution upon liquidation may be paid on the Company's common stock if dividends or required redemptions of Preferred Stock are in arrears.

12. STOCK OPTIONS

    The Company's stock option plans provide for the granting of options to officers, directors, nonemployee directors, and employees to purchase shares of common stock at not less than market value on the date of grant. All options expire no later than ten years from the date of grant. Prior to June 24, 1993, the Company had also granted non-qualified stock options. A summary of stock option activity follows:


                                                     QUALIFIED                               NONQUALIFIED
                                          --------------------------------         ------------------------------
                                          NUMBER             PER SHARE             NUMBER            PER SHARE
                                             OF                OPTION                OF                OPTION
                                           SHARES              PRICE               SHARES              PRICE
           Outstanding at
             June 30, 1991                 952,880       $ 5.00  -   10.50           30,200     $ 5.00  -    6.13
             Granted                       111,950         5.00  -    6.00           35,800       5.00  -    7.50
             Canceled                      (67,390)        5.00  -   10.50          (23,200)      5.00  -    7.50
                                           -------                                   ------
           Outstanding at
             June 26, 1992                 997,440         5.00  -    8.00           42,800       5.00  -    7.50
             Granted                       311,775         5.00  -    6.38           71,275       5.00  -    6.38
             Canceled                     (194,300)        5.00  -    8.00          (37,400)      5.00  -    7.50
             Exercised                      (7,200)        5.00  -    5.00           -
                                           -------                                   ------

           Outstanding at
             June 25, 1993                1,107,715        5.00  -    7.00           76,675       5.00  -    6.38
             Granted                       121,500         5.00  -    6.92           166,050      5.63 -     5.63
             Canceled                     (692,770)        5.00  -    7.00          (83,780)      5.00  -    6.13
             Exercised                    (204,820)        5.00  -    6.38             (100)      5.00  -    5.00
                                           -------                                   ------

            Outstanding at
             June 24, 1994                 331,625         5.00  -    6.50           158,845      5.00  -    6.38
             Granted                         -                                        38,500      5.13 -     5.38
             Canceled                      (91,680)        5.00  -    6.18          (40,550)      5.00  -    6.38
             Reclassified                 (100,000)        6.50  -    6.50           100,000      6.50  -    6.50
                                           -------                                   ------

            Outstanding at
             December 31, 1994              139,945        5.00  -    6.00           256,795      5.00  -     6.50
                                            =======                                  =======

Options outstanding at December 31, 1994 are exercisable at an average price of $5.56.

    Effective June 30, 1993, the Company granted an aggregate of 166,050 nonqualified stock options to certain employees, 84,650 of which remained outstanding at December 31, 1994. These nonqualified options were not granted pursuant to a stock option plan.

    In the fiscal year ended June 24, 1994, the Company's Board of Directors and stockholders approved the 1994 Stock Option Plan, pursuant to which the Company may issue nonqualified or qualified options. There were 16,000 and 100,000 stock options granted and reclassified, respectively, under this plan during the transition period ended December 31, 1994 and the year ended June 24, 1994, respectively. As of December 31, 1994, there were 884,000 unoptioned shares reserved and available for grant. Options granted under this plan expire no later than ten years from the date of grant.

    In the fiscal year ended June 24, 1994, the Company's Board of Directors and stockholders approved the nonqualified Nonemployee Director Stock Option Plan. There were 22,500 stock options granted under this plan during the transition period ended December 31, 1994 and no options granted during the fiscal year ended June 24, 1994, and 377,500 unoptioned shares reserved and available for grant as of December 31, 1994. Options granted under this plan expire ten years from the date of grant.

    Pursuant to the Acquisition Agreement with Abaco, certain employees canceled stock options which were exercisable prior to the Tender Closing Date in consideration of the payment by the Company of an amount equal to the excess of $10.50 over the per share exercise price of such options, multiplied by the number of options exercisable. The cancellation of 445,240 shares of stock options resulted in the payment of $2,027,000 which was recorded as employee compensation expense in the fiscal year ended June 24, 1994.

13. NET CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS

    As a registered broker-dealer and futures commission merchant, Rodman is subject to the minimum net capital rules of the SEC (Rodman has elected to use the alternative net capital method permitted by these rules), the CFTC, and the NYSE, of which Rodman is a member. These rules require that Rodman maintain minimum net capital, as defined, equal to the greater of 2% of aggregate debits arising from securities customer transactions or $1,000,000, or 4% of the funds required to be segregated for commodities customers pursuant to the Commodity Exchange Act. The NYSE may require a member firm to reduce its business if its net capital is less than the greater of $125,000 or 6% of the funds required to be segregated and may prohibit a member firm from expanding its business or paying cash dividends if resulting net capital would be less than the greater of $150,000 or 7% of the funds required to be segregated.

    At December 31, 1994, Rodman's net capital, as defined, of $16,644,000 was $11,038,000 in excess of the required net capital.

14. COMMITMENTS AND CONTINGENCIES

    The Company and Rodman lease office space and certain equipment under operating leases. Leases for office facilities are subject to escalation factors based on the operating experience of the lessor. At December 31, 1994, future minimum lease payments under noncancelable operating leases with terms in excess of one year are as follows:

 1995                                                                                                     $4,141,000
 1996                                                                                                      4,113,000
 1997                                                                                                      2,589,000
 1998                                                                                                      2,310,000
 1999                                                                                                      2,310,000
 2000 AND THEREAFTER                                                                                      19,666,000
                                                                                                        ------------

 Total minimum lease payments                                                                            $35,129,000

    The aggregate annual rentals charged to operations were $1,011,000 in the transition period ended December 31, 1994, $2,656,000 in fiscal 1994, $2,527,000 in fiscal 1993, and $2,456,000 in fiscal 1992.

    At December 31, 1994 and June 24, 1994, Rodman had a letter of credit of $2,250,000 on deposit with a clearing organization. The letter of credit satisfies margin requirements and is collateralized by customer-owned securities with a market value of $4,366,000 at December 31, 1994.

    Rodman, together with various other broker-dealers, corporations, and individuals, has been named as a defendant in several class action lawsuits that allege violations of federal and state securities laws, and claim substantial damages. Rodman is also a defendant in other pending civil actions, arbitration proceedings and claims incidental to its securities and commodities business. The ultimate outcome of these matters cannot be predicted with certainty. In the opinion of management of the Company, after consultation with outside legal counsel, the ultimate resolution of these matters will not have a material adverse effect on the Company's financial position.

15. BENEFIT PLANS

    Rodman established a defined-contribution Retirement Savings Plan (the "Savings Plan") on July 1, 1990, available to employees with six months service who have worked or are scheduled to work a minimum of 1,000 hours per year. Under the Savings Plan, Rodman matches employee contributions up to 25 percent of an employee's before-tax contributions. Rodman's matching contributions were $ 66,000 in the transition period ended December 31, 1994, $153,000 in fiscal 1994, $145,000 in fiscal 1993, and $115,000 in fiscal 1992.

    On January 1, 1993, Rodman adopted the Supplemental Executive Retirement Plan (the "SERP") and the Deferred Compensation Plan (the "DCP"), retroactively to June 27, 1992. The SERP and DCP cover designated senior employees. Under the DCP, eligible employees may elect to defer compensation up to a maximum of 60 percent of base compensation and 100 percent of annual bonus. The minimum contribution is $200 per month. Contributions to the DCP are fully vested and nonforfeitable.

    The SERP is a nonqualified, discretionary retirement plan. Rodman contributions to the SERP are determined annually, at Rodman's discretion based upon eligibility and bonus formulas. Participants in the SERP vest in accordance with a ten-year schedule, based upon annual eligibility.
    Benefits are payable upon retirement or death. Rodman has the right to terminate the SERP at any time. The SERP assets consist of insurance annuity products. There were no contributions to the SERP during the six month transition period ended December 31, 1994 and the fiscal year ended June 24, 1994. During the fiscal year ended June 25, 1993, contributions totaled $580,813.

16. INCOME TAXES

    The components of the income tax expense (benefit) are as follows:


                                              Six Month
                                           Transition Period                  Fiscal Year Ended
                                                Ended         ---------------------------------------------
                                         December 31, 1994        1994             1993             1992
                                         -----------------        ----             ----             ----
             Current:
               Federal                   $         0           $(942,000)       $193,000         $1,028,000
               State                          15,000             183,000         214,000            259,000
             Deferred-principally
               federal                    (2,183,000)           (171,000)        (97,000)           (73,000)
                                          ----------           ---------        --------          --------

             Total income tax
              expense (benefit)          $(2,168,000)          $(930,000)       $310,000         $1,214,000
                                         ===========          ==========        ========         ==========

    A deferred federal tax benefit of $18,000 also was recorded in fiscal
    1993 as the cumulative effect of the change in accounting for income taxes.

    Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following is a summary of the significant components of the Company's deferred tax assets and liabilities at December 31, 1994 and June 24, 1994:

                                                   December                 June
                                                     1994                   1994
                                                   --------                 ----
    Deferred tax assets:
     Net operating loss carryforward           $ 5,139,000               $2,469,000
     Restructuring charges                       1,107,000                1,297,000
     Employee compensation and benefits          1,019,000                  806,000
     Allowance for bad debts                       139,000                  248,000
     Other                                       1,191,000                  861,000
                                                ----------               ----------
    Total assets                                 8,595,000                5,681,000
                                                ----------               ----------

    Deferred tax liabilities:
     Partnership interests                        (527,000)                (542,000)
     Prepaid insurance                             (62,000)                 (43,000)
                                                ----------               ----------
    Total liabilities                             (589,000)                (585,000)
                                                ----------               ----------
    Net deferred tax asset                       8,006,000                5,096,000
    Valuation allowance                         (5,246,000)              (4,518,000)
                                                ----------               ----------
    Deferred income taxes                      $ 2,760,000               $  578,000
                                               ===========               ==========



    The valuation allowance has been recognized due to the uncertainty of realizing the benefit of the loss carryforwards and temporary differences. The net deferred tax asset balance of $2,760,000 increased by $2,182,000 during the six month transition period at December 31, 1994, and is expected to be realized in connection with the Company's intended tax strategies and projected future income. The Company has a net operating loss carryforward of approximately $15,115,000 which expires in 2009.

    A reconciliation of the effective income tax rate to the statutory federal income tax rate is as follows:


                                    December         June            June          June
                                     1994            1994            1993          1992
                                    --------         ----            ----          ----
    Statutory rate                  (34.0)%         (34.0)%          34.0%         34.0%
    City and state income
      taxes, net of federal
      benefit:
        New York City                   0.2           0.5            15.2           3.5
        Other                                         0.2            10.6           1.8
    Goodwill amortization                                             9.7           2.8
    Nondeductible interest            0.3             0.2            10.7           2.0
    Tax-exempt interest               0.7            (0.8)          (31.7)         (5.3)
    Net cash surrender value
      of keyman life
      insurance                      (0.4)           (0.5)          (18.4)         (2.6)
    Political contributions                           0.1             4.4           0.4
    Travel and entertainment          0.7             0.2             6.3           2.0
    Valuation allowance                              25.9
    Other                            (1.5)            2.9            15.8          (0.7)
                                    -----           -----           -----         -----
    Effective rate                  (34.0)%          (5.3)%          56.6%         37.9%
                                    =====           =====           =====         =====

17. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

    Rodman maintains active inventory positions in a variety of fixed income financial instruments. Most of these positions are customer oriented, and inventory positions are established as necessary to meet customers' demands. In addition, to anticipate customer demand for such transactions, Rodman also carries an inventory of fixed income financial instruments and maintains its access to market liquidity by quoting bid and offer prices to, and trading with, other market makers. These two activities constitute its proprietary trading business and are essential to provide customers with fixed income products at competitive prices. All positions are reported at fair value and changes in fair value are reflected in trading income as they occur. Rodman enters into transactions in derivative financial instruments (primarily futures and options contracts traded on exchanges) in order to facilitate its normal trading activities and to manage its market and interest rate risk. Rodman has adopted Financial Accounting Standards Board Statement No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments."

    These financial instruments involve varying degrees of on and off-balance sheet market and credit risk. Market risk is the potential change in value of the financial instrument caused by unfavorable changes in interest rates or the market values of the securities underlying the instruments. Rodman monitors its exposure to market risk through a variety of control procedures, including daily review of trading positions. The extent of utilization of these derivative financial instruments is insignificant to Rodman's financial condition and results of operations.

    Counterparties to Rodman include domestic and foreign corporations, governments and institutional and individual investors. Counterparty credit risk is measured by the loss Rodman would record if its counterparties failed to perform pursuant to terms of their obligations to Rodman. The exposure to credit risk associated with the nonperformance of these counterparties in fulfilling their contractual obligations pursuant to securities and commodities transactions can be directly impacted by volatile trading markets which may impair the counterparties' ability to satisfy their obligations. Rodman controls such risks by requiring minimum margins for open positions in accordance with regulatory and Rodman guidelines. Rodman monitors minimum margin levels daily and may require additional collateral to be deposited with or returned to Rodman when deemed necessary. Market declines could, however, reduce the value of any collateral below the principal amount loaned, plus accrued interest, before the collateral can be sold.

    Rodman's customer financing and securities settlement activities permit it to pledge customer margin securities as collateral in support of various collateralized financial sources such as bank loans, letters of credit, and securities loaned. Additionally, Rodman pledges customer securities as collateral to satisfy margin deposit requirements of various exchanges. In the event the counterparty is unable to meet its contracted obligation to return customer securities pledged as collateral, Rodman may be exposed to the risk of acquiring the securities at prevailing market prices in order to satisfy its customer obligations. Rodman seeks to control this risk by monitoring the market value of securities pledged daily and by requiring adjustments of collateral levels in the event of excess market exposure. Credit limits are also established for such activities and are monitored daily.

    Rodman's counterparties primarily consist of domestic and foreign corporations, governments, and institutional and individual investors. Concentrations of credit risk can be affected by changes in economic, industry or geographic factors. Rodman seeks to control the potential for concentration risk through a variety of control procedures described above.

    Securities sold but not yet purchased commit Rodman to deliver specified securities at predetermined prices. To satisfy the obligation, Rodman must acquire the securities at market prices, which may differ from the values on the statement of financial condition.

    Rodman's customer activities involve the execution, settlement and financing of various customer securities and commodities transactions. Customer securities activities are transacted on either a cash or margin basis and customer commodity transactions are generally transacted on a margin basis subject to individual exchange regulations. In accordance with industry practice, Rodman records customer transactions on a settlement date basis, which is generally five business days after trade date. These transactions may expose Rodman to off-balance-sheet risk in the event the customer is unable to fulfill its contracted obligations and margin requirements are not sufficient to fully cover losses which customers may incur. In the event the customer fails to satisfy its obligations, Rodman may be required to purchase or sell financial instruments at prevailing market prices in order to fulfill the customer's obligations.

    Rodman seeks to control the risks associated with its customer activities by requiring customers to maintain margin collateral in compliance with various regulatory and internal guidelines. Rodman monitors required margin levels daily and, pursuant to such guidelines, requires the customers to deposit additional collateral or reduce positions, when necessary. Rodman also establishes credit limits for customers engaged in commodity futures activities, which are monitored daily.

    In connection with these activities, Rodman enters into collateralized reverse repurchase agreements, securities borrowing and lending arrangements and certain other collateralized transactions which may result in significant credit exposure in the event the counterparty to the transaction is unable to fulfill their contractual obligations. In accordance with industry practice, securities borrowing arrangements are generally collateralized by cash or securities with a market value in excess of the Rodman's obligation under the contract. Rodman attempts to minimize credit risk associated with these activities by monitoring customer credit exposure and collateral values daily and requiring additional collateral to be deposited with or returned to Rodman when deemed necessary.

18. FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Company believes that the carrying amount of its financial instruments is a reasonable estimate of fair value. Assets, including cash and cash equivalents, cash and short-term investments required to be segregated under federal regulations, and certain receivables are carried at fair value or contracted amounts which approximate fair value. Similarly, liabilities including short-term notes payable to banks and certain payables are carried at amounts approximating fair value.

    Securities owned and securities sold but not yet purchased are carried at fair value. Fair value for these instruments is estimated using available market quotations for traded instruments. Market quotations for traded instruments are obtained from various sources, including the major securities exchanges and dealers.

    The estimated fair value of the Company's liabilities subordinated to the claims of general creditors, determined using discounted cash flow analysis based upon borrowing rates for similar types of borrowing arrangements, approximates carrying value.

19. TRANSITION PERIOD AND COMPARABLE PRIOR YEAR

    As discussed in Note 1, effective December 31, 1994 the Company changed its fiscal year from the last Friday in June to a calendar year end.
    Results of operations for the six month transition period ended December 31, 1994 and unaudited results of operations for the comparable six month period are as follows:

                                                            SIX MONTH TRANSITION PERIOD             SIX MONTH PERIOD
                                                              ENDED DECEMBER 31, 1994            ENDED DECEMBER 31, 1993
                                                                                                       (unaudited)
          Total revenues                                              $ 32,194,000                      $ 49,337,000
          Total expenses                                                38,526,000                        47,567,000
                                                                        ----------                        ----------
          Income (loss) before income taxes                            (6,332,000)                         1,770,000
          Income tax provision (benefit)                               (2,168,000)                           554,000
                                                                       -----------                      ------------
          Net income (loss)                                          $ (4,164,000)                      $  1,216,000
                                                                     =============                      ============

20. QUARTERLY OPERATING RESULTS (UNAUDITED)

                                                     Income (loss)
                                                     Before taxes
                                                     and Cumulative
                                                       Effect of
                                                     Accounting for                             Income (loss)
                                     Revenues         Income Taxes         Net income (loss)      per share
                                     --------        --------------        -----------------    ------------
         Transition Period
         Quarter ended:
          09/30/94                      $19,367            $(1,934)             $(1,949)            $(.43)
         12/31/94                        12,827             (4,398)              (2,215)             (.48)
                                        -------            -------              -------             -----
                            TOTAL       $32,194            $(6,332)             $(4,164)            $(.91)
                                        =======            =======              =======             =====

         Fiscal year 1994
         Quarter ended:
          09/24/93                      $26,355           $  3,798                2,859           $   .61
         12/31/93                        23,441             (2,028)              (1,643)             (.38)
         03/25/94                        14,593             (3,114)              (2,088)             (.46)
         06/24/94                        12,928            (16,087)             (15,629)            (3.46)
                                        -------            -------              -------             -----
                            TOTAL       $77,317           $(17,431)            $(16,501)           $(3.69)
                                        =======            =======              =======             =====


         Fiscal year 1993
         Quarter ended:
          09/25/92                      $19,950             $   70               $   51            $  .01
         12/31/92                        21,950                627                  318               .07
         03/26/93                        22,607                320                  263               .06
         06/25/93                        22,802               (469)                (376)             (.08)
                                        -------            -------              -------             -----
                            TOTAL       $87,309              $ 548               $  256            $  .06
                                        =======            =======              =======             =====




                                     *****

EXHIBIT INDEX


Exhibit                                                            Page Number
- - -------                                                            -----------

3.1      Certificate of Incorporation                                   *

3.2      By-laws                                                        *

4.1      Certificate of Designations of Rights,
         Privileges and Restrictions of Series A
         Non-Voting Convertible Preferred Stock                         *

10.1     Rodman & Renshaw Capital Group, Inc.
         Non-Employee Director Stock Option Plan                        *

10.2     Rodman & Renshaw Capital Group, Inc.
         1994 Stock Option Plan                                         *

10.3     Lease Agreement dated October 20, 1980                         *

10.4     Deferred Compensation Plan
         (dated January 1, 1993)                                        *

10.5     Deferred Compensation Trust
         (dated January 1, 1993)                                        *

10.6     Supplemental Executive Retirement Plan
         (dated January 1, 1993)                                        *

10.7     Supplemental Executive Retirement Trust
         (dated January 1, 1993)                                        *

10.8     Stock Purchase Agreement dated June 24, 1994
         between the Company and Abaco Caso de Bolsa,
         S.A., de C.V., Abaco Grupo Financiero                          *

10.9     Promissory Note from the Company to Confia,
         S.A., dated December 19, 1994

10.10    Employment Agreement between the Company
         and Charles W. Daggs, III
         dated April 11, 1994                                           *

10.11    Employment Agreement between
         Rodman & Renshaw, Inc. and David H.
         Shulman dated February, 1994                                   *

10.12    Employment Agreement between the Company
         and F.L. Kirby dated June 20, 1994                             *

10.13    Acquisition Agreement dated as of
         November 17, 1993, among the Company,
         Abaco and Parent                                               *

10.14    Lease between Tower Leasing, Inc. and the Company

10.15    First Amendment to the Rodman & Renshaw; Inc.
         Supplemental Executive Retirement Plan

21.1     Subsidiaries of the Registrant

23.1     Consent of Coopers & Lybrand L.L.P.

23.2     Consent of Deloitte & Touche LLP


        *  Incorporated by reference